[COVER PAGE]

                               [GRAPHICS OMITTED]


                                    CAPSTONE
                    SOCIAL ETHICS AND RELIGIOUS VALUES FUND

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2002

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Social Ethics and Religious Values Fund for the period ended March 31, 2003.

EQUITY COMMENTARY
As of now no one seems to know Saddam's whereabouts. He may be alive and hiding, or he and his staff may be dead. If the latter, we may never know... While more difficulties undoubtedly lie ahead, the "worst of all worlds" cases envisioned such a short time ago seem to have been avoided for now. A favorable outcome in Iraq has had two key results. First, as uncertainty has lifted, equity prices have risen. Second, as oil supplies became more certain, oil prices have fallen. As shown in Chart 1, both of these events have taken place. While the S&P 500 fell 3.15% for the quarter ended March, 2003, from its mid March low, the S&P 500 index has rallied about 10% which places it in positive territory for the year. Oil prices on the other hand have fallen from the mid March high of $37.64 to $27.60 currently, a drop of 27%.

                                    Chart 1
                         Oil and Stock Price Movements

                                [GRAPHIC OMITTED]

Our sense is that once Iraq is seen as being more or less pacified, reduction of the uncertainty premium should allow equity prices to rise further.

It is the decline in oil prices that should provide the most significant boost to economic activity. In the short-term oil demand is not highly sensitive to price. Rising prices act as a form of tax on businesses and consumers alike. The U.S. consumes about 20 million barrels (840 million gallons) of petroleum per day. If oil prices fall by 27% or $10 per barrel, consumers of oil enjoy a price reduction amounting to $73 billion on an annual basis. The recent supplemental spending bill requested by the President for war costs was $75 billion.

One of the central aims for post-war Iraq should be to bring Iraqi production back up to pre-war levels and expand its productive base. Before the current conflict, Iraq was producing 2.8 million barrels per day (bpd). Before the first Gulf

War, Iraq produced 3.5 million bpd. As it stands, Iraqi production has been falling at the rate of 700,000 bpd per year. The reason for this decline is the lack of reinvestment by the regime in its oil resources and poor reservoir management. A recent study by the Council of Foreign Relations and the Baker Institute at Rice University indicates that $5 billion and 18 months would be required to bring Iraqi production back to 3.5 million bpd.

Development of Iraq's existing oil reserves will require a large investment and more time, but will also hold large rewards. With proven reserves of 112 billion barrels, Iraq is second only to Saudi Arabia's 262 billion barrels. Iraq's reserves remain largely undeveloped. Of 526 known potential oil bearing geologic structures in Iraq, only 125 have actually been drilled. The country contains only 1,500 producing oil wells. In Texas, by contrast, there are 1 million producing wells. Iraq's development will be a source of downward pressure on oil prices, and upward pressure on economic activity.

There is another positive which is more difficult to measure. That is the increase in political capital the President will enjoy with the successful prosecution of the Iraq War. Domestically, this improves the likelihood of many of his economic proposals being approved.

With matters in Iraq proceeding well, investor attention is very likely to turn to the first quarter earnings season. While the number of earnings warnings is lower this year than last, we would not be surprised to see the number of negative announcements increase owing to the volatile news background of the quarter. What will be of greater interest is managements' statements regarding current conditions. As we have said before, the fundamentals of monetary and fiscal policy are in place to spur economic growth once the fog of war begins to lift.

The equity markets' action during April in contrast to the last quarter provides some indication of where the opportunities may lie. Table I below shows S&P sector performance during the first quarter, Table II below shows sector performance during the first days of April. Not surprisingly, there has been gravitation toward those areas that are more economically sensitive. Our belief is that economically sensitive companies will benefit as the economy continues to recover. Business investment is overdue for a rebound. With the geopolitical uncertainties beginning to wane, we would expect this important area to recover more rapidly.

-------------------------------------     --------------------------------------
                 TABLE I                                 TABLE II
         GICS SECTOR PERFORMANCE                  GICS SECTOR PERFORMANCE
 (BASED ON THE S&P 500 GICS INDEXES)        (BASED ON THE S&P 500 GICS INDEXES)
                QTR 1 2003                            EARLY APRIL 2003
Health Care                      0.9%     Information Technology            5.6%
Energy                           0.0%     Financials                        4.3%
Information Technology          -0.5%     Industrials                       4.2%
Consumer Discretionary          -1.6%     Consumer Discretionary            4.0%
Utilities                       -4.3%     Telecommunications Services       3.3%
Industrials                     -5.5%     Health Care                       2.3%
Financials                      -5.7%     Materials                         2.2%
Consumer Staples                -7.0%     Consumer Staples                  1.0%
Materials                       -7.8%     Utilities                         0.3%
Telecommunications Services    -15.1%     Energy                           -0.2%
-------------------------------------     --------------------------------------

FIXED INCOME COMMENTARY
Fixed income investors were rewarded with another consecutive quarter of positive investment returns. Every sector in the domestic bond market continued to attract new money and the reinvestment of existing funds. Even the U. S. Corporate High Yield sector, a long time under-achiever, provided stellar performance relative to other asset classes, reversing a string of negative quarters and moving into positive returns over the past twelve months. U.S. interest rates have remained relatively steady since the beginning of the calendar year, and this moderating influence has reduced the bond market's quarterly returns relative to past quarters. Tables III and IV on the following page detail these results.

-------------------------------------------------------------------------------------------------------
TABLE III
TOTAL RETURNS - LEHMAN BROTHERS INDICES

INDICES                               2Q02         3Q02         4Q02          1Q03      LAST 12 MONTHS
Aggregate                             +3.69        +4.58        +1.57         +1.39         +11.69
Gov't/Credit                          +3.75        +5.70        +1.73         +1.65         +13.40
Intermediate                          +3.56        +4.53        +1.69         +1.51         +11.74
U.S. Treasury                         +4.52        +7.40        +0.46         +0.99         +13.88
Corporate                             +2.70        +4.23        +3.26         +2.40         +13.49
Mortgage-Backed Securities            +3.48        +2.66        +1.36         +0.92          +8.67
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
TABLE IV
TOTAL RETURNS - LEHMAN BROTHERS INDICES

SECTOR                                2Q02         3Q02         4Q02          1Q03      LAST 12 MONTHS
Industrials                           +1.31        +5.63        +4.31         +2.33         +14.22
Utilities                             +2.74        (2.51)       +1.25         +4.59          +6.07
Finance                               +4.62        +4.30        +2.41         +2.31         +14.32
AA                                    +4.35        +6.28        +2.02         +1.99         +15.38
A                                     +3.20        +5.02        +2.70         +1.98         +13.50
BBB                                   +1.52        +2.70        +4.59         +3.40         +12.75
-------------------------------------------------------------------------------------------------------

In most cases, the last quarterly return, while still positive, is less than the past three quarters for each sector. The two notable exceptions are U. S. Treasuries and Utilities. U. S. Treasuries have benefited relatively by a flight to quality in light of the continuing geopolitical risks. Still, much of this premium has already been extracted from this safe haven and recent returns pale in contrast to the extraordinary quarters of the past several years. Many investors have moved into other sectors, seeking higher yields than available on Treasuries. U. S. Agency securities and higher grade corporate issues have met this need for investors willing to move from the absolute safety of Treasuries since liquidity in these sectors remains reliable. The result of this movement of assets to agencies and the highest quality corporate issues has been to narrow already tight spreads to Treasuries. The other key sector relative to the overall bond market is utilities. After high yield bonds, as a group, these issues had the highest return in the first quarter. This turnaround for the utility sector is a welcome event as many power companies are improving their financial footings. However, the sector is dominated by lower-rated issuers and retains a cloud of considerable economic and political uncertainty for many investors to return as of yet.

Generally speaking, we have reduced our expectations for future bond market returns for the short-term, we remain guardedly optimistic for the longer-term. This belief is in no way an abandonment of this asset class. The fundamental reasons to hold a portion of practically any investment portfolio in fixed income securities are just as valid today as they were one, two or five years ago. Bonds continue to offer predictability, current income, and relative preservation of principal. It is also important to point out that the real, after inflation, returns on fixed income securities remain within historical ranges, providing bondholders with another investment benefit. The slowing of bond market returns and the continuing tightening of spreads between sectors, however, suggests that it may be appropriate to anticipate the cyclical trough in terms of economic growth that may be approaching. A return of economic growth and a renewed interest in equity investments will eventually cause bond prices to retreat to some extent. We believe that this potential backup may occur at any time, but we do not believe it will necessarily be the beginning of a prolonged bear market for fixed income securities.

While a flow of funds from the various sectors of the bond market to other asset classes will depress bond prices from their lofty current levels, major bond market changes are normally prompted by fundamental factors, such as inflationary expectations and, most significantly, Federal Reserve Board policy changes. In this regard, the Federal Reserve has not changed their rate target for short-term rates since November 2002. This policy keeps other short-term rates capped at today's levels until such time as the market anticipates that the Federal Reserve will have to change policy and increase rates in response to the risk of inflationary pressure from an over-heating economy. In fact, some market analysts are still looking for the Federal Reserve to consider the opposite short-term policy change of decreasing short-term rates in response to a slowing economic outlook and the possible drag on activity from the war in Iraq. We are skeptical that another rate cut would have the economic impact to foster an economic upturn by itself. Other factors such as renewed confidence in corporate management and an abetting of geopolitical uncertainties weigh more heavily in the timing of an economic turnaround. Another Federal Reserve easing of rates remains a possibility, however, and would serve to hold bond market prices steady.

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                              /s/ Dan E. Watson

Edward L. Jaroski                                  Dan E. Watson
President and Chairman of the Board                Executive Vice President

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                      PRINCIPAL        VALUE
                                                      ---------        -----
AGENCY OBLIGATIONS (31.35%)

FEDERAL HOME LOAN BANK (21.00%)
2.38%, 02/15/06                                     $  3,000,000   $  3,005,724
3.00%, 08/15/05                                        1,000,000      1,025,625
4.125%, 11/15/04                                       1,000,000      1,040,355
4.125%, 05/13/05                                       1,000,000      1,047,328
4.375%, 02/15/05                                       2,000,000      2,098,520
5.190%, 10/20/03                                         200,000        204,416
                                                                   ------------
                                                                      8,421,968
                                                                   ------------

FREDDIE MAC (10.35%)
3.875%, 02/15/05                                       2,000,000      2,084,986
6.375%, 11/15/03                                       2,000,000      2,064,504
                                                                   ------------
                                                                      4,149,490
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (COST $12,412,539)                          12,571,458
                                                                   ------------

CORPORATE BONDS (29.43%)

BANKS (2.10%)
Banks One Corp., 7.625%, 08/01/05                        750,000        843,416
                                                                   ------------

COMMUNICATIONS SERVICES (1.37%)
Ameritech Capital Funding, 6.30%, 10/15/04               515,000        548,923
                                                                   ------------

COMPUTER HARDWARE (2.05%)
Hewlett-Packard Co., 7.15%, 06/15/05                     750,000        819,945
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (17.09%)
American Express Credit Corp., 4.25%, 02/07/05         1,000,000      1,038,116
Bear Stearns Cos., 6.15%, 03/02/04                     1,000,000      1,043,330
Countrywide Home Loans, Inc., 6.84%, 10/22/04          1,000,000      1,073,760
Duke Capital Corp., 7.25%, 10/01/04                    1,000,000      1,032,599
General Electric Capital Corp., 6.80%, 11/01/05        1,000,000      1,110,326
General Motors Acceptance Corp., 6.75%, 10/06/03         500,000        510,985
Household Finance Corp., 6.00%, 05/01/04               1,000,000      1,044,925
                                                                   ------------
                                                                      6,854,041
                                                                   ------------

MINING (2.78%)
Alcoa, Inc., 7.25%, 08/01/05                           1,000,000      1,115,980
                                                                   ------------

PUBLISHING (1.98%)
Tribune Co., 6.30%, 07/30/04                             750,000        795,786
                                                                   ------------

RETAIL STORES (2.06%)
May Department Stores Co., 6.875%, 11/01/05              750,000        825,046
                                                                   ------------

TOTAL CORPORATE BONDS (COST $11,665,241)                             11,803,137
                                                                   ------------

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
U.S. TREASURY OBLIGATIONS (30.74%)

U.S. TREASURY NOTE
2.00%, 11/30/2004                                   $  3,000,000   $  3,031,875
5.625%, 02/15/06                                       2,000,000      2,207,500
5.875%, 11/15/04                                       3,500,000      3,750,880
6.50%, 08/15/05                                        3,000,000      3,337,032
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $12,151,537)                   12,327,287
                                                                   ------------

REPURCHASE AGREEMENTS (22.38%)
Fifth Third Bank, 0.78%, dated 03/31/03,
due 4/01/03, repurchase price $8,974,762
(collateralized by FGLMC Pool #E01306,
4.50%, due 02/01/18, market value
$9,243,806) (Cost $8,974,568)                          8,974,568      8,974,568

     TOTAL INVESTMENTS (Cost $45,203,885) (113.90%)                  45,676,450
     LIABILITIES IN EXCESS OF OTHER ASSETS (-13.90%)                 (5,573,832)
                                                                   ------------
     NET ASSETS (100%)                                             $ 40,102,618
                                                                   ============

Cost for federal income tax at March 31, 2003 was $45,205,773 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                                 $    503,542
     Gross unrealized depreciation                                      (32,865)
                                                                   ------------
     Net unrealized appreciation                                   $    470,677
                                                                   ============

* Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
AGENCY OBLIGATIONS (19.56%)

FANNIE MAE (9.27%)
5.00%, 01/15/07                                     $  1,000,000   $  1,087,104
5.50%, 05/02/06                                          250,000        271,963
6.00%, 05/15/08                                        1,500,000      1,704,497
6.25%, 07/19/11                                        1,000,000      1,052,144
6.375%, 06/15/09                                       1,300,000      1,508,907
                                                                   ------------
                                                                      5,624,615
                                                                   ------------
FEDERAL HOME LOAN BANK (4.37%)
4.50%, 08/14/09                                        1,500,000      1,574,250
5.125%, 03/06/06                                       1,000,000      1,080,977
                                                                   ------------
                                                                      2,655,227
                                                                   ------------
FREDDIE MAC (5.92%)
3.75%, 04/15/04                                        1,000,000      1,025,959
3.875%, 02/15/05                                       1,000,000      1,042,493
5.00%, 05/15/04                                        1,200,000      1,249,836
6.375%, 08/01/11                                         250,000        272,921
                                                                   ------------
                                                                      3,591,209
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (COST $11,066,426)                          11,871,051
                                                                   ------------

CORPORATE BONDS (32.15%)

AEROSPACE/DEFENSE (0.55%)
Lockheed Martin Corp., 7.25%, 05/15/06                   150,000        169,776
McDonnell Douglas Corp., 6.875%, 11/01/06                150,000        163,481
                                                                   ------------
                                                                        333,257
                                                                   ------------
AGRICULTURAL BIOTECHNOLOGY (0.29%)
Pharmacia Corp., 6.75%, 12/15/27                         150,000        174,250
                                                                   ------------

AIRLINES (0.05%)
AMR Corp., 9.00%, 08/01/12                               150,000         32,250
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.55%)
AutoZone, Inc., 6.50%, 07/15/08                          150,000        165,317
TRW, Inc., 7.625%, 03/15/06                              150,000        169,375
                                                                   ------------
                                                                        334,692
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.27%)
DaimlerChrysler NA Holding Corp., 7.40%, 01/20/05        150,000        161,771
                                                                   ------------

BANKS (4.53%)
Bank of America Corp., 7.80%, 02/15/10                   150,000        181,931
Bank of America Corp., 4.875%, 09/15/12                  500,000        512,386
Bank One Corp., 7.60%, 05/01/07                          150,000        173,729
BankBoston NA, 6.375%, 04/15/08                          150,000        168,590
Deutsche Bank Financial, Inc., 6.70%, 12/13/06           150,000        167,796
JP Morgan Chase & Co., 6.75%, 02/01/11                   150,000        166,131
KeyCorp, 7.50%, 06/15/06                                 150,000        171,160
KFW International Finance, 4.75%, 01/24/07               175,000        188,119
National City Corp., 5.75%, 02/01/09                     150,000        165,490
Southtrust Bank NA, 6.125%, 01/09/28                     150,000        165,528
SunTrust Banks, Inc., 7.375%, 07/01/06                   150,000        172,961
Swiss Bank Corp. NY, 7.00%, 10/15/15                     150,000        181,545
Wachovia Corp. (Old), 6.605%, 10/01/25                   150,000        165,375
Wells Fargo (Old), 6.875%, 04/01/06                      150,000        169,968
                                                                   ------------
                                                                      2,750,709
                                                                   ------------
BUILDING PRODUCTS (0.36%)
Vulcan Materials, 6.40%, 02/01/06                        200,000        220,367
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
CHEMICALS (1.34%)
Dow Chemical Co., 6.85%, 08/15/13                   $    150,000   $    161,281
Du Pont EI de Nemours & Co., 8.125%, 03/15/04            150,000        159,670
Lubrizol Corp., 5.875%, 12/01/08                         150,000        165,591
Rohm & Haas Co., 6.95%, 07/15/04                         150,000        159,296
Sherwin-Williams Co., 6.85%, 02/01/07                    150,000        165,535
                                                                   ------------
                                                                        811,373
                                                                   ------------
COMPUTER HARDWARE (0.54%)
Hewlett-Packard Co., 7.15%, 06/15/05                     150,000        163,989
International Business Machines Corp.,
  5.375%, 02/01/09                                       150,000        164,215
                                                                   ------------
                                                                        328,204
                                                                   ------------
CONSUMER PRODUCTS (0.27%)
Clorox Co., 6.125%, 02/01/11                             150,000        165,482
                                                                   ------------

COSMETICS & TOILETRIES (0.58%)
Kimberly-Clark Corp., 7.00%, 08/15/23                    150,000        155,591
Procter & Gamble Co., 8.00%, 10/26/29                    150,000        198,687
                                                                   ------------
                                                                        354,278
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (8.79%)
American Express Co., 5.50%, 09/12/06                    150,000        163,161
Banque Paribas NY, 8.35%, 06/15/07                       150,000        178,555
Bear Stearns Cos., Inc., 6.625%, 01/15/04                150,000        156,164
Charles Schwab Corp., 8.05%, 03/01/10                    150,000        176,970
CIT Group, Inc., 5.30%, 12/15/07                         440,000        441,630
Citigroup, Inc., 5.80%, 03/15/04                         150,000        156,322
Citigroup, Inc., 6.75%, 12/01/05                         150,000        166,882
Countrywide Home Loans, Inc., 5.50%, 08/01/06            150,000        160,447
Credit Suisse First Boston USA, Inc.,
  6.125%, 11/15/11                                       150,000        157,218
General Electric Capital Corp., 7.875%, 12/01/06         150,000        173,953
General Motors Acceptance Corp., 6.125%, 02/01/07        150,000        153,931
General Motors Corp., 7.20%, 01/15/11                    150,000        149,806
Goldman Sachs Group, Inc., 5.70%, 09/01/12               500,000        527,160
Goldman Sachs Group, Inc., 6.875%, 01/15/11              150,000        171,024
Household Finance Corp., 6.00%, 05/01/04                 150,000        156,739
Household Finance Corp., 6.375%, 10/15/11                150,000        163,235
Household Finance Corp., 6.75%, 05/15/11                 150,000        166,628
John Deere Capital Corp., 7.00%, 03/15/12                500,000        578,762
JP Morgan & Co., Inc. (Old), 7.625%, 09/15/04            150,000        160,932
Lehman Brothers Holdings, Inc., 6.25%, 05/15/06          150,000        165,945
Lehman Brothers, Inc., 6.625%, 02/15/08                  150,000        170,587
Merrill Lynch & Co., Inc., 6.15%, 01/26/06               150,000        162,897
Merrill Lynch & Co., Inc., 8.00%, 06/01/07               150,000        174,191
Morgan Stanley Group, Inc., 6.875%, 03/01/07             150,000        168,825
Morgan Stanley, 6.75%, 04/15/12                          150,000        167,882
Toyota Motor Credit Corp., 5.50%, 12/15/08               150,000        166,578
                                                                   ------------
                                                                      5,336,424
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.59%)
Honeywell International, Inc., 7.50%, 3/01/10            150,000        179,288
PPG Industries, Inc., 7.375%, 06/01/16                   150,000        179,707
                                                                   ------------
                                                                        358,995
                                                                   ------------
FOOD & BEVERAGE (2.23%)
Albertson's, Inc., 7.45%, 08/01/29                       150,000        166,004
Archer-Daniels-Midland Co., 7.125%, 03/01/13             150,000        179,074
Campbell Soup Co., 6.75%, 02/15/11                       150,000        173,098
General Mills, Inc., 6.00%, 02/15/12                     150,000        164,567
H.J. Heinz Co., 6.00%, 03/15/08                          150,000        166,617
Kellogg Co., 6.60%, 04/01/11                             150,000        170,955
Kroger Co., 7.00%, 05/01/18                              150,000        165,727
Safeway, Inc., 7.00%, 09/15/07                           150,000        168,865
                                                                   ------------
                                                                      1,354,907
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
FOREST PRODUCTS & PAPER (0.57%)
International Paper Co., 7.625%, 01/15/07           $    150,000   $    171,693
Weyerhaeuser Co., 7.25%, 07/01/13                        150,000        171,345
                                                                   ------------
                                                                        343,038
                                                                   ------------
HEALTHCARE PRODUCTS (0.52%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                     150,000        151,500
Baxter International, Inc., 6.625%, 02/15/28             150,000        161,206
                                                                   ------------
                                                                        312,706
                                                                   ------------
INSURANCE (1.28%)
Allstate Corp., 6.75%, 05/15/18                          150,000        169,137
Chubb Corp., 7.125%, 12/15/07                            250,000        282,961
Hartford Life, Inc., 7.65%, 06/15/27                     150,000        166,463
John Hancock Financial Services, Inc.,
  5.625%, 12/01/08                                       150,000        161,189
                                                                   ------------
                                                                        779,750
                                                                   ------------
MINING (0.29%)
Alcoa, Inc., 7.375%, 08/01/10                            150,000        176,598
                                                                   ------------

MULTIMEDIA (0.25%)
Time Warner, Inc., 6.875%, 06/15/18                      150,000        153,134
                                                                   ------------

PHARMACEUTICALS (0.82%)
Abbott Laboratories, 5.625%, 07/01/06                    150,000        164,700
Bristol-Myers Squibb Co., 6.80%, 11/15/26                150,000        168,728
Wyeth, 7.90%, 02/15/05                                   150,000        165,339
                                                                   ------------
                                                                        498,767
                                                                   ------------

PIPELINES (0.75%)
Consolidated Natural Gas Co., 6.625%, 12/01/08           150,000        172,060
Duke Capital Corp., 7.50%, 10/01/09                      150,000        154,989
El Paso Corp., 7.00%, 05/15/11                           150,000        118,500
                                                                   ------------
                                                                        445,549
                                                                   ------------

REAL ESTATE INVESTMENT TRUST (0.54%)
EOP Operating LP, 7.25%, 02/15/18                        150,000        165,558
Simon Property Group LP, 6.375%, 11/15/07                150,000        162,972
                                                                   ------------
                                                                        328,530
                                                                   ------------

RETAIL STORES (0.82%)
Sears Roebuck Acceptance, 7.00%, 02/01/11                150,000        155,773
Wal-Mart Stores, Inc., 5.875%, 10/15/05                  150,000        162,501
Wal-Mart Stores, Inc., 6.875%, 08/10/09                  150,000        177,295
                                                                   ------------
                                                                        495,569
                                                                   ------------

TELECOMMUNICATIONS (1.35%)
AT&T Corp., 7.50%, 06/01/06                              150,000        160,866
Bellsouth Capital Funding, 7.75%, 02/15/10               150,000        180,447
GTE Florida, Inc., 6.86%, 02/01/28,                      150,000        164,769
Motorola, Inc., 6.50%, 03/01/08                          150,000        153,000
Pacific Bell, 6.25%, 03/01/05                            150,000        161,620
                                                                   ------------
                                                                        820,702
                                                                   ------------

TRANSPORTATION (0.87%)
Norfolk Southern Corp., 7.35%, 05/15/07                  150,000        171,383
Union Pacific Corp., 6.40%, 02/01/06                     150,000        163,457
United Parcel Service, Inc., 8.375%, 04/01/20            150,000        194,653
                                                                   ------------
                                                                        529,493
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
UTILITIES (3.15%)
Carolina Power & Light Co., 5.95%, 03/01/09         $    150,000   $    165,853
Constellation Energy Group, Inc., 6.35%, 04/01/07        150,000        163,820
DTE Energy Co., 6.45%, 06/01/06                          150,000        163,401
Emerson Electric Co., 5.85%, 03/15/09                    150,000        167,597
Florida Power & Light Co., 7.00%, 09/01/25               150,000        157,468
Hydro Quebec, 6.30%, 05/11/11                            175,000        200,237
Penn Electric Co., 6.125%, 04/01/09                      125,000        137,693
Public Service Electric & Gas, 7.00%, 09/01/24           150,000        155,466
Southern Union Co., 7.60%, 02/01/24                      150,000        150,132
Tennessee Valley Authority, 6.00%, 03/15/13              250,000        283,823
Wisconsin Energy Corp., 6.50%, 04/01/11                  150,000        166,524
                                                                   ------------
                                                                      1,912,014
                                                                   ------------

TOTAL CORPORATE BONDS (COST $17,936,679)                             19,512,809
                                                                   ------------

FOREIGN BONDS (7.01%)

FOREIGN CORPORATE BONDS (2.66%)
ABN Amro Bank, 7.55%, 06/28/06                           150,000        170,857
Barclays Bank Plc, 7.40%, 12/15/07                       150,000        179,916
Bell Canada, 9.50%, 10/15/10                             150,000        178,207
British Telecommunications Plc, 8.375%, 12/15/10         150,000        182,191
Dresdner Bank AG, 6.625%, 09/15/05                       150,000        161,943
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                       175,000        222,067
National Westminster Bank Plc, 7.375%, 10/01/09          150,000        180,631
Norsk Hydro ASA, 6.70%, 01/15/18                         150,000        162,670
Telefonica Europe BV, 7.75%, 09/15/10                    150,000        176,687
                                                                   ------------
                                                                      1,615,169
                                                                   ------------

FOREIGN GOVERNMENT REGIONAL (4.35%)
Canadian Government Bond, 6.375%, 11/30/04               175,000        189,167
Finland Government International Bond,
  7.875%, 07/28/04                                       175,000        189,740
Inter-American Development Bank, 6.125%, 03/08/06        175,000        194,126
International Bank for Reconstruction &
  Development, 7.00%, 01/27/05                           175,000        191,872
Italy Government International Bond,
  7.25%, 02/07/05                                        175,000        191,660
Portugal Government International Bond,
  5.75%, 10/08/03                                        175,000        178,961
Province of British Columbia/Canada,
  5.375%, 10/29/08                                       175,000        193,989
Province of Manitoba, 4.25%, 11/20/06                    175,000        185,056
Province of New Brunswick, 7.625%, 06/29/04              175,000        188,418
Province of Nova Scotia, 7.25%, 07/27/13                 100,000        123,206
Province of Ontario, 5.50%, 10/01/08                     175,000        194,750
Province of Quebec, 6.50%, 01/17/06                      175,000        194,236
Province of Saskatchewan/Canada, 8.00%, 02/01/13         175,000        227,702
Spain Government International Bond,
  7.00%, 07/19/05                                        175,000        194,032
                                                                   ------------
                                                                      2,636,915
                                                                   ------------

TOTAL FOREIGN BONDS (COST $3,825,150)                                 4,252,084
                                                                   ------------

U.S. TREASURY OBLIGATIONS (36.64%)

TREASURY BOND (20.22%)
4.375%, 08/15/12                                       1,000,000      1,045,391
5.75%, 08/15/10                                        2,000,000      2,296,875
6.25%, 08/15/23                                        2,250,000      2,644,630
6.75%, 08/15/26                                        1,000,000      1,249,961
7.50%, 11/15/16                                        1,000,000      1,313,398
7.875%, 02/15/21                                       2,000,000      2,747,032
8.125%, 08/15/19                                         700,000        976,910
                                                                   ------------
                                                                     12,274,197
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----
TREASURY NOTE (16.42%)
2.25%, 07/31/04                                     $  2,200,000   $  2,228,275
4.75%, 11/15/08                                        1,600,000      1,743,750
5.625%, 02/15/06                                       1,000,000      1,103,750
5.875%, 02/15/04                                       1,000,000      1,040,938
6.50%, 08/15/05                                        1,500,000      1,668,516
7.25%, 05/15/04                                        1,000,000      1,067,070
7.50%, 02/15/05                                        1,000,000      1,111,484
                                                                   ------------
                                                                      9,963,783
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $20,979,903)                   22,237,980
                                                                   ------------

REPURCHASE AGREEMENTS (7.27%)
Fifth Third Bank, 0.78%, dated 03/31/03,
due 04/01/03, repurchase price $4,414,959
(collateralized by FGLMC Pool # P50036,
6.50%, due 05/01/29, market value
$4,547,309) (Cost $4,414,863)                       $  4,414,863   $  4,414,863
                                                                   ------------

     TOTAL INVESTMENTS (COST $58,223,021) (102.63%)                  62,288,787
     LIABILITIES IN EXCESS OF OTHER ASSETS (-2.63%)                  (1,597,048)
                                                                   ------------
     NET ASSETS (100%)                                             $ 60,691,739
                                                                   ============

Cost for federal income tax at March 31, 2003 was $58,223,021 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                                 $  4,264,648
     Gross unrealized depreciation                                     (198,882)
                                                                   ------------
     Net unrealized appreciation                                   $  4,065,766
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCK (97.51%)

ADVERTISING (0.20%)
Interpublic Group Cos., Inc.                               2,784   $     25,891
Omnicom Group                                              1,820         98,589
                                                                   ------------
                                                                        124,480
                                                                   ------------

AEROSPACE/DEFENSE (1.58%)
Boeing Co.                                                 6,709        168,127
General Dynamics Corp.                                     1,880        103,532
Goodrich Corp.                                               631          8,872
Lockheed Martin Corp.                                      3,756        178,598
Northrop Grumman Corp.                                     1,768        151,694
Raytheon Co.                                               3,413         96,827
Rockwell Collins, Inc.                                     1,096         20,133
United Technologies Corp.                                  4,070        235,165
                                                                   ------------
                                                                        962,948
                                                                   ------------

AGRICULTURE (0.05%)
Monsanto Co.                                               1,675         27,470
                                                                   ------------

AIRLINES (0.16%)
AMR Corp. *                                                1,744          3,662
Delta Air Lines, Inc.                                      2,260         20,114
Southwest Airlines Co.                                     5,279         75,807
                                                                   ------------
                                                                         99,583
                                                                   ------------

APPAREL (0.39%)
Jones Apparel Group, Inc. *                                1,050         28,801
Liz Claiborne, Inc.                                          870         26,900
Nike, Inc.                                                 2,392        122,997
Reebok International Ltd. *                                  470         15,440
VF Corp.                                                   1,218         45,833
                                                                   ------------
                                                                        239,971
                                                                   ------------

APPLIANCES (0.10%)
Maytag Corp.                                                 690         13,131
Whirlpool Corp.                                            1,034         50,697
                                                                   ------------
                                                                         63,828
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.22%)
Cooper Tire & Rubber Co.                                     110          1,342
Dana Corp.                                                   945          6,672
Delphi Corp.                                               2,654         18,127
Goodyear Tire & Rubber Co.                                   910          4,705
Johnson Controls, Inc.                                     1,344         97,359
Visteon Corp.                                                918          5,453
                                                                   ------------
                                                                        133,658
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.53%)
Ford Motor Co.                                            12,266         92,240
General Motors Corp.                                       4,554        153,106
Navistar International Corp. *                               570         14,028
Paccar, Inc.                                               1,264         63,541
                                                                   ------------
                                                                        322,915
                                                                   ------------

BANKS (8.00%)
AmSouth Bancorp                                            1,820         36,182
Bank of America Corp.                                     12,208        815,983
Bank of New York Co., Inc.                                 6,028        123,574
Bank One Corp.                                             9,674        334,914

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
BB&T Corp.                                                 4,250   $    133,578
Charter One Financial, Inc.                                1,589         43,952
Comerica, Inc.                                             1,940         73,487
Fifth Third Bancorp                                        5,082        254,811
First Tennessee National Corp.                             1,210         48,049
FleetBoston Financial Corp.                                8,292        198,013
Golden West Financial Corp.                                2,260        162,562
Huntington Bancshares, Inc.                                1,162         21,602
Keycorp                                                    2,860         64,522
Marshall & Ilsley Corp.                                    2,140         54,698
Mellon Financial Corp.                                     3,370         71,646
National City Corp.                                        4,874        135,741
North Fork Bancorporation, Inc.                            1,350         39,758
Northern Trust Corp.                                       2,540         77,343
PNC Financial Services Group, Inc.                         3,065        129,895
Regions Financial Corp.                                    2,060         66,744
SouthTrust Corp.                                           2,480         63,314
State Street Corp.                                         2,960         93,625
SunTrust Banks, Inc.                                       3,305        174,008
Synovus Financial Corp.                                    1,775         31,755
Union Planters Corp.                                       1,685         44,299
US Bancorp                                                13,986        265,454
Wachovia Corp.                                            11,108        378,450
Washington Mutual, Inc.                                    7,826        276,023
Wells Fargo & Co.                                         13,834        622,392
Zions Bancorp                                              1,070         45,775
                                                                   ------------
                                                                      4,882,149
                                                                   ------------

BIOTECHNOLOGY (1.27%)
Amgen, Inc.                                               10,099        581,197
Biogen, Inc.                                               1,360         40,746
Chiron Corp.                                               1,740         65,250
Genzyme Corp.                                              1,840         67,068
Millipore Corp.                                              610         19,947
                                                                   ------------
                                                                        774,208
                                                                   ------------

BUILDING MATERIALS (0.28%)
American Standard Cos., Inc. *                             1,020         70,145
Masco Corp.                                                3,490         64,984
Vulcan Materials Co.                                       1,150         34,764
                                                                   ------------
                                                                        169,893
                                                                   ------------

CHEMICALS (1.78%)
Air Products & Chemicals, Inc.                             2,128         88,163
Ashland, Inc.                                                715         21,214
Dow Chemical Co.                                           7,156        197,577
Du Pont EI de Nemours & Co.                                8,504        330,465
Eastman Chemical Co.                                         910         26,381
Ecolab, Inc.                                               1,276         62,945
Engelhard Corp.                                              674         14,437
Great Lakes Chemical Corp.                                   190          4,218
Hercules, Inc. *                                             393          3,419
International Flavors & Fragrances, Inc.                   1,436         44,645
PPG Industries, Inc.                                       1,755         79,115
Praxair, Inc.                                              1,651         93,034
Rohm & Haas Co.                                            1,838         54,736
Sherwin-Williams Co.                                       1,066         28,174

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Sigma-Aldrich Corp.                                          798   $     35,503
                                                                   ------------
                                                                      1,084,026
                                                                   ------------

COMMERCIAL SERVICES (0.96%)
Apollo Group, Inc. *                                       1,450         72,355
Cendant Corp.                                              6,966         88,468
Concord EFS, Inc. *                                        3,350         31,490
Convergys Corp. *                                          1,170         15,444
Deluxe Corp.                                                 887         35,595
Equifax, Inc.                                              1,290         25,787
H&R Block, Inc.                                            1,540         65,743
McKesson Corp.                                             2,499         62,300
Moody's Corp.                                              1,446         66,849
Paychex, Inc.                                              3,332         91,530
Quintiles Transnational Corp. *                              460          5,594
RR Donnelley & Sons Co.                                    1,238         22,680
                                                                   ------------
                                                                        583,835
                                                                   ------------

COMPUTER HARDWARE (3.89%)
Apple Computer, Inc. *                                     2,638         37,301
Dell Computer Corp. *                                     20,152        550,351
EMC Corp. *                                               15,238        110,171
Gateway, Inc. *                                            1,720          4,059
Hewlett-Packard Co.                                       23,459        364,787
International Business Machines Corp.                     13,376      1,049,080
Lexmark International, Inc. *                              1,300         87,035
NCR Corp. *                                                1,090         19,991
Network Appliance, Inc. *                                  2,470         27,639
Sun Microsystems, Inc. *                                  19,194         62,572
Veritas Software Corp. *                                   3,249         57,117
                                                                   ------------
                                                                      2,370,103
                                                                   ------------

COMPUTER SERVICES (0.31%)
Computer Sciences Corp.                                    1,708         55,595
Electronic Data Systems Corp.                              3,810         67,056
Sungard Data Systems, Inc.                                 2,290         48,777
Unisys Corp.                                               1,740         16,112
                                                                   ------------
                                                                        187,540
                                                                   ------------

COMPUTER SOFTWARE (5.43%)
Adobe Systems, Inc.                                        2,090         64,435
Autodesk, Inc.                                               830         12,666
Automatic Data Processing                                  5,210        160,416
BMC Software, Inc. *                                       1,800         27,162
Citrix Systems, Inc. *                                     1,040         13,686
Computer Associates International, Inc.                    4,305         58,806
Compuware Corp. *                                          1,730          5,865
Electronic Arts, Inc. *                                    1,300         76,232
First Data Corp.                                           6,172        228,426
Fiserv, Inc. *                                             1,855         58,395
IMS Health, Inc.                                           1,742         27,193
Intuit, Inc. *                                             1,760         65,472
Mercury Interactive Corp. *                                  760         22,557
Microsoft Corp. *                                         82,028      1,985,898
Novell, Inc. *                                             1,439          3,094
Oracle Corp. *                                            40,132        435,392
Parametric Technology Corp. *                              1,200          2,604
Peoplesoft, Inc. *                                         2,520         38,556
Siebel Systems, Inc. *                                     3,350         26,834
                                                                   ------------
                                                                      3,313,689
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
CONSUMER PRODUCTS (0.19%)
American Greetings                                           550   $      7,205
Clorox Co.                                                 2,192        101,205
Tupperware Corp.                                             581          8,029
                                                                   ------------
                                                                        116,439
                                                                   ------------

CONTAINERS (0.17%)
Ball Corp.                                                   550         30,635
Bemis Co.                                                    745         31,335
Pactiv Corp. *                                               768         15,590
Sealed Air Corp. *                                           705         28,292
                                                                   ------------
                                                                        105,852
                                                                   ------------

COSMETICS & TOILETRIES (3.12%)
Alberto-Culver Co.                                         1,010         49,773
Avon Products, Inc.                                        2,158        123,114
Colgate-Palmolive Co.                                      4,908        267,192
Gillette Co.                                               8,908        275,613
Kimberly-Clark Corp.                                       4,946        224,845
Procter & Gamble Co.                                      10,832        964,590
                                                                   ------------
                                                                      1,905,127
                                                                   ------------

DISTRIBUTION/WHOLESALE (0.19%)
Genuine Parts Co.                                          1,840         56,138
WW Grainger, Inc.                                          1,370         58,773
                                                                   ------------
                                                                        114,911
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (7.58%)
American Express Co.                                      10,318        342,867
Bear Stearns Companies, Inc.                               1,107         72,619
Capital One Financial Corp.                                1,770         53,118
Citigroup, Inc.                                           39,756      1,369,594
Countrywide Financial Corp.                                1,110         63,825
Fannie Mae                                                 7,901        516,330
Franklin Resources, Inc.                                   2,200         72,402
Freddie Mac                                                5,558        295,130
Goldman Sachs Group, Inc.                                  4,050        275,724
Household International, Inc.                              3,829        105,089
Janus Capital Group, Inc.                                  1,160         13,212
JP Morgan Chase & Co.                                     15,425        365,727
Lehman Brothers Holdings, Inc.                             2,050        118,388
MBNA Corp.                                                 8,947        134,652
Merrill Lynch & Co.                                        6,764        239,446
Morgan Stanley                                             8,544        327,662
Providian Financial Corp. *                                1,622         10,640
Schwab (Charles) Corp.                                     8,185         59,096
SLM Corp.                                                  1,450        160,834
T Rowe Price Group, Inc.                                     980         26,577
                                                                   ------------
                                                                      4,622,932
                                                                   ------------

DIVERSIFIED MACHINERY (0.52%)
Caterpillar, Inc.                                          3,132        154,094
Cummins, Inc.                                                390          9,594
Deere & Co.                                                2,168         85,116
Dover Corp.                                                1,820         44,080
Rockwell Automation, Inc.                                  1,296         26,827
                                                                   ------------
                                                                        319,711
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
DIVERSIFIED MANUFACTURING (5.47%)
3M Co.                                                     3,652   $    474,870
Cooper Industries Ltd.                                     1,004         35,853
Crane Co.                                                    250          4,355
Danaher Corp.                                              1,500         98,640
Eaton Corp.                                                1,160         81,142
General Electric Co.                                      76,588      1,952,994
Honeywell International, Inc.                              6,468        138,157
Illinois Tool Works, Inc.                                  3,156        183,521
Ingersoll-Rand Co.                                         1,733         66,876
ITT Industries, Inc.                                         998         53,303
Pall Corp.                                                   539         10,780
Textron, Inc.                                              1,650         45,309
Tyco International Ltd.                                   15,044        193,466
                                                                   ------------
                                                                      3,339,266
                                                                   ------------

E-COMMERCE SERVICES (0.36%)
eBay, Inc.                                                 2,450        208,960
Monster Worldwide, Inc.                                    1,120         12,018
                                                                   ------------
                                                                        220,978
                                                                   ------------


ELECTRIC PRODUCTS (0.37%)
Emerson Electric Co.                                       4,226        191,649
Molex, Inc.                                                1,562         33,552
                                                                   ------------
                                                                        225,201
                                                                   ------------

ELECTRONIC COMPONENTS (0.31%)
Agilent Technologies, Inc.                                 3,490         45,894
American Power Conversion *                                  900         12,816
Jabil Circuit, Inc.                                        1,250         21,875
Parker Hannifin Corp.                                      1,261         48,851
Power-One, Inc. *                                            350          1,540
Sanmina-SCI Corp. *                                        2,520         10,181
Solectron Corp. *                                          3,140          9,483
Symbol Technologies, Inc.                                  1,295         11,150
Tektronic, Inc.                                              390          6,688
Thermo Electron Corp.                                      1,072         19,403
Thomas & Betts Corp. *                                       205          2,906
                                                                   ------------
                                                                        190,787
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.05%)
Fluor Corp.                                                  890         29,975
McDermott International, Inc.                                150            435
                                                                   ------------
                                                                         30,410
                                                                   ------------

FOOD (2.26%)
Albertson's, Inc.                                          3,432         64,693
Archer-Daniels-Midland Co.                                 5,711         61,679
Campbell Soup Co.                                          5,044        105,924
General Mills, Inc.                                        4,278        194,863
H.J. Heinz Co.                                             5,277        154,088
Hershey Foods Corp.                                        2,090        130,959
Kellogg Co.                                                4,980        152,637
Kroger Co. *                                               5,774         75,928
Safeway, Inc. *                                            4,430         83,860
Supervalu, Inc.                                            1,480         22,940
Sysco Corp.                                                5,776        146,941
W.M. Wrigley Jr. Co.                                       1,150         15,203
Winn-Dixie Stores, Inc.                                    3,020        170,630
                                                                   ------------
                                                                      1,380,345
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
FOREST & PAPER PRODUCTS (0.53%)
Boise Cascade Corp.                                          165   $      3,605
Georgia-Pacific Corp.                                      1,406         19,543
International Paper Co.                                    4,041        136,586
Louisiana-Pacific Corp. *                                    330          2,617
MeadWestvaco Corp.                                         1,512         34,443
Temple-Inland, Inc.                                          660         24,684
Weyerhaeuser Co.                                           2,164        103,504
                                                                   ------------
                                                                        324,982
                                                                   ------------

HEALTHCARE PRODUCTS (4.39%)
Bausch & Lomb, Inc.                                          725         23,845
Baxter International, Inc.                                 5,036         93,871
Becton Dickinson & Co.                                     2,490         85,756
Biomet, Inc.                                               2,332         71,476
Boston Scientific Corp. *                                  3,312        134,997
CR Bard, Inc.                                                800         50,448
Guidant Corp. *                                            2,646         95,785
Johnson & Johnson                                         23,699      1,371,461
Medtronic, Inc.                                            9,922        447,681
St. Jude Medical, Inc. *                                   1,694         82,583
Stryker Corp.                                              1,870        128,376
Zimmer Holdings, Inc.*                                     1,830         88,993
                                                                   ------------
                                                                      2,675,272
                                                                   ------------

HEALTHCARE SERVICES (0.35%)
Anthem, Inc. *                                             1,470         97,388
Health Management Associates, Inc.                         1,740         33,060
Manor Care, Inc. *                                           715         13,749
Quest Diagnostics *                                        1,120         66,853
                                                                   ------------
                                                                        211,050
                                                                   ------------

HOME BUILDERS (0.16%)
Centex Corp.                                                 770         41,857
KB Home                                                      440         19,998
Pulte Homes, Inc.                                            690         34,603
                                                                   ------------
                                                                         96,458
                                                                   ------------

HOME FURNISHINGS (0.16%)
Newell Rubbermaid                                          2,588         73,370
Leggett & Platt, Inc.                                      1,170         21,388
                                                                   ------------
                                                                         94,758
                                                                   ------------

HOTELS & MOTELS (0.27%)
Hilton Hotels Corp.                                        1,880         21,827
Marriott International, Inc.                               2,803         89,163
Starwood Hotels & Resorts Worldwide, Inc.                  2,210         52,576
                                                                   ------------
                                                                        163,566
                                                                   ------------

HUMAN RESOURCES (0.02%)
Robert Half International, Inc.                              890         11,846
                                                                   ------------


INSTRUMENTS/CONTROLS (0.10%)
Applera Corp - Applied Biosystems Group                    1,960         31,027
PerkinElmer, Inc.                                            690          6,134
Waters Corp. *                                             1,070         22,641
                                                                   ------------
                                                                         59,802
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
INSURANCE (4.88%)
ACE Ltd.                                                   2,030   $     58,769
Aflac, Inc.                                                4,220        135,251
Allstate Corp.                                             5,576        184,956
AMBAC Financial Group, Inc.                                1,100         55,572
American International Group                              20,429      1,010,214
AON Corp.                                                  2,334         48,267
Chubb Corp.                                                1,760         78,003
Cincinnati Financial Corp.                                 1,470         51,553
Hartford Financial Services Group, Inc.                    2,218         78,273
Jefferson-Pilot Corp.                                      1,578         60,721
John Hancock Financial Services, Inc.                      2,230         61,949
Lincoln National Corp.                                     1,778         49,784
Marsh & McLennan Cos., Inc.                                4,686        199,764
MBIA, Inc.                                                 1,270         49,073
Metlife, Inc.                                              5,540        146,145
MGIC Investment Corp.                                        930         36,521
Principal Financial Group *                                2,490         67,579
Progressive Corp.                                          1,850        109,724
Prudential Financial, Inc.                                 4,600        134,550
Safeco Corp.                                               1,109         38,782
St. Paul Cos                                               1,920         61,056
Torchmark Corp.                                            1,340         47,972
Travelers Property Casualty Corp. *                        6,262         88,357
UnumProvident Corp.                                        1,500         14,700
XL Capital Ltd.                                            1,530        108,293
                                                                   ------------
                                                                      2,975,828
                                                                   ------------

LEISURE & RECREATIONAL PRODUCTS (0.18%)
Brunswick Corp.                                              684         12,996
Hasbro, Inc.                                               1,085         15,071
Mattel, Inc.                                               3,571         80,347
                                                                   ------------
                                                                        108,414
                                                                   ------------

LINEN SUPPLY (0.08%)
Cintas Corp.                                               1,560         51,324
                                                                   ------------

MEDIA (2.97%)
AOL Time Warner, Inc. *                                   33,680        365,765
Clear Channel Communications, Inc. *                       5,090        172,653
Comcast Corp. *                                           18,062        516,393
Dow Jones & Co., Inc.                                      1,535         54,400
Gannett Co., Inc.                                          3,134        220,728
Knight-Ridder, Inc.                                        1,429         83,597
McGraw-Hill Cos.,Inc                                       2,260        125,633
Meredith Corp.                                               738         28,177
New York Times Co.                                         1,564         67,487
Tribune Co.                                                2,727        122,742
Univision Communications, Inc.                             2,210         54,167
                                                                   ------------
                                                                      1,811,742
                                                                   ------------

METAL FABRICATION (0.01%)
Worthington Industries                                       480          5,726
                                                                   ------------

MINING (0.40%)
Alcoa, Inc.                                                6,578        127,482
Freeport-McMoRan Copper & Gold, Inc. *                       540          9,207
Newmont Mining Corp.                                       3,008         78,659
Phelps Dodge Corp. *                                         915         29,719
                                                                   ------------
                                                                        245,067
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
MOTORCYCLE MANUFACTURER (0.18%)
Harley-Davidson, Inc.                                      2,840   $    112,776
                                                                   ------------

OFFICE AUTOMATION & EQUIPMENT (0.35%)
Avery Dennison Corp.                                       1,541         90,410
Pitney Bowes, Inc.                                         2,744         87,588
Xerox Corp. *                                              4,162         36,209
                                                                   ------------
                                                                        214,207
                                                                   ------------

OIL & GAS (6.32%)
Amerada Hess Corp.                                         1,028         45,499
Anadarko Petroleum Corp.                                   1,943         88,407
Apache Corp.                                               1,483         91,536
Baker Hughes, Inc.                                         2,370         70,934
BJ Services Co. *                                            950         32,671
Burlington Resources, Inc.                                 1,467         69,991
ChevronTexaco Corp.                                        9,439        610,231
ConocoPhillips                                             5,744        307,878
Devon Energy Corp.                                         1,160         55,935
EOG Resources, Inc.                                          750         29,670
Exxon Mobil Corp.                                         52,082      1,820,266
Halliburton Co.                                            2,528         52,405
Kerr-McGee Corp.                                           1,020         41,422
Marathon Oil Corp.                                         2,346         56,234
Nabors Industries Ltd. *                                   1,010         40,269
Nicor, Inc.                                                  780         21,309
Noble Corp. *                                                790         24,822
Occidental Petroleum Corp.                                 2,163         64,803
Peoples Energy Corp.                                         530         18,958
Rowan Cos., Inc.                                              70          1,376
Schlumberger Ltd.                                          5,150        195,752
Sunoco, Inc.                                                 840         30,719
Transocean, Inc.                                           1,907         38,998
Unocal Corp.                                               1,662         43,727
                                                                   ------------
                                                                      3,853,812
                                                                   ------------

PHARMACEUTICALS (9.02%)
Abbott Laboratories                                       12,696        477,497
Allergan, Inc.                                             1,420         96,858
AmerisourceBergan Corp.                                    1,090         57,225
Bristol-Myers Squibb Co.                                  15,688        331,487
Cardinal Health, Inc.                                      3,800        216,486
Eli Lilly & Co.                                            9,085        519,208
Forest Laboratories, Inc. *                                2,960        159,751
King Pharmaceuticals, Inc. *                               1,736         20,710
Medimmune, Inc. *                                          2,060         67,630
Merck & Co., Inc.                                         17,860        978,371
Pfizer, Inc.                                              47,822      1,490,134
Pharmacia Corp.                                           10,445        452,269
Schering-Plough Corp.                                     11,510        205,223
Watson Pharmaceuticals, Inc. *                               950         27,332
Wyeth                                                     10,690        404,296
                                                                   ------------
                                                                      5,504,477
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
PHOTOGRAPHY EQUIPMENT (0.17%)
Eastman Kodak Co.                                          3,514   $    104,014
                                                                   ------------

PIPELINES (0.16%)
Dynegy, Inc.                                               2,570          6,708
EL Paso Corp.                                              3,821         23,117
Kinder Morgan, Inc.                                        1,200         54,000
Williams Cos., Inc.                                        3,280         15,022
                                                                   ------------
                                                                         98,847
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (0.29%)
Equity Office Properties Trust                             2,720         69,224
Equity Residential Properties Trust                        1,540         37,068
Plum Creek Timber Co., Inc.                                  710         15,329
Simon Property Group, Inc.                                 1,620         58,045
                                                                   ------------
                                                                        179,666
                                                                   ------------

RETAIL STORES (7.01%)
Autonation, Inc. *                                           410          5,227
Autozone, Inc.                                             1,087         74,688
Bed Bath & Beyond, Inc.                                    2,490         86,005
Best Buy Co., Inc.                                         2,615         70,527
Big Lots, Inc.                                               450          5,063
Circuit City Stores, Inc.                                  1,160          6,032
Costco Wholesale Corp.                                     3,940        118,318
CVS Corp.                                                  3,394         80,947
Dillard's, Inc./AR                                           370          4,780
Dollar General Corp.                                       1,771         21,624
Family Dollar Stores                                       1,590         49,099
Federated Department Stores                                1,877         52,594
Gap, Inc.                                                  6,025         87,302
Home Depot, Inc.                                          18,209        443,571
JC Penney Co., Inc. Holding Co.                            2,047         40,203
Kohl's Corp.                                               2,950        166,911
Lowe's Cos., Inc.                                          6,316        257,819
Ltd. Brands                                                2,920         37,580
May Department Stores Co.                                  3,038         60,426
Nordstrom, Inc.                                              780         12,636
Office Depot, Inc.                                         1,780         21,057
RadioShack Corp.                                           1,660         37,001
Sears Roebuck and Co.                                      2,874         69,407
Staples, Inc.                                              3,380         61,955
Target Corp.                                               7,558        221,147
Tiffany & Co.                                              1,300         32,500
TJX Cos., Inc.                                             3,730         65,648
Toys R US, Inc.                                            1,181          9,885
Walgreen Co.                                               8,316        245,156
Wal-Mart Stores, Inc.                                     35,148      1,828,750
                                                                   ------------
                                                                      4,273,858
                                                                   ------------

SEMICONDUCTORS (2.99%)
Advanced Micro Devices, Inc. *                             2,038         12,595
Altera Corp. *                                             2,340         31,684
Analog Devices, Inc. *                                     3,000         82,500
Applied Materials, Inc. *                                 11,850        149,073
Applied Micro Circuits Corp.                               1,380          4,499
Broadcom Corp. *                                           2,030         25,071
Intel Corp.                                               50,704        825,461
Kla-Tencor Corp. *                                         1,740         62,539
Linear Technology Corp.                                    2,670         82,423
LSI Logic Corp. *                                          1,820          8,226

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Maxim Integrated Products                                  2,770   $    100,052
Micron Technology, Inc. *                                  4,196         34,155
National Semiconductor Corp. *                             1,340         22,834
Novellus Systems, Inc. *                                   1,280         34,906
Nvidia Corp. *                                               980         12,593
PMC - Sierra, Inc.*                                        1,340          7,973
QLogic Corp. *                                               810         30,083
Teradyne, Inc. *                                           1,140         13,270
Texas Instruments, Inc.                                   13,218        216,379
Xilinx, Inc. *                                             2,780         65,080
                                                                   ------------
                                                                      1,821,396
                                                                   ------------

STEEL PRODUCERS (0.06%)
Allegheny Technologies, Inc.                                 446          1,293
Nucor Corp.                                                  821         31,338
United States Steel Corp.                                    413          4,060
                                                                   ------------
                                                                         36,691
                                                                   ------------

TELECOMMUNICATIONS (5.58%)
ADC Telecommunications, Inc. *                             3,790          7,807
Alltel Corp.                                               3,058        136,876
Andrew Corp. *                                               362          1,991
AT&T Corp.                                                 6,008         97,330
AT&T Wireless Services, Inc. *                            16,614        109,652
Avaya, Inc. *                                              1,474          3,007
BellSouth Corp.                                           14,816        321,063
CenturyTel, Inc.                                           1,310         36,156
CIENA Corp.                                                1,870          8,172
Cisco Systems, Inc. *                                     54,858        707,668
Citizens Communications Co.                                1,020         10,180
Comverse Technology, Inc. *                                1,350         15,269
Corning *                                                  5,689         33,224
JDS Uniphase *                                             6,810         19,409
Lucent Technologies, Inc. *                               17,691         26,006
Motorola, Inc.                                            14,828        122,479
Nextel Communications, Inc. *                              6,620         88,642
Qualcomm, Inc. *                                           6,090        219,605
Qwest Communications International *                       9,996         34,886
SBC Communications, Inc.                                  25,925        520,056
Scientific-Atlanta, Inc.                                     990         13,603
Sprint Corp.-FON Group                                     6,452         75,811
Sprint Corp.-PCS Group *                                   5,100         22,236
Tellabs, Inc. *                                            2,172         12,576
Verizon Communications, Inc.                              21,501        760,060
                                                                   ------------
                                                                      3,403,764
                                                                   ------------

TOOLS (0.12%)
Black & Decker Corp.                                         881         30,712
Snap-On, Inc.                                                580         14,361
Stanley Works                                              1,130         27,109
                                                                   ------------
                                                                         72,182
                                                                   ------------

TRANSPORTATION (1.58%)
Burlington Northern Santa Fe Corp.                         2,864         71,314
CSX Corp.                                                  1,865         53,190
FedEx Corp.                                                2,546        140,208
Norfolk Southern Corp.                                     2,506         46,511
Union Pacific Corp.                                        2,633        144,815
United Parcel Service, Inc.                                8,920        508,440
                                                                   ------------
                                                                        964,478
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
TRAVEL SERVICES (0.04%)
Sabre Holdings Corp. *                                     1,344   $     21,383
                                                                   ------------

TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                           440          9,024
                                                                   ------------

UTILITIES (3.20%)
AES Corp. *                                                3,060         11,077
Allegheny Energy, Inc.                                     1,800         11,178
Ameren Corp.                                               2,008         78,412
American Electric Power Co., Inc.                          3,514         80,295
Calpine Corp. *                                            1,780          5,874
Centerpoint Energy, Inc. *                                 2,430         17,132
Cinergy Corp.                                              1,774         59,695
CMS Energy Corp.                                             630          2,778
Consolidated Edison, Inc.                                  2,559         98,445
Constellation Energy Group, Inc.                           1,379         38,240
Dominion Resources, Inc.                                   3,004        166,331
DTE Energy Co.                                             2,159         83,445
Duke Energy Corp.                                          6,426         93,434
Edison International *                                     1,826         24,998
Entergy Corp.                                              2,315        111,467
Exelon Corp.                                               3,204        161,514
FirstEnergy Corp.                                          2,875         90,563
FPL Group, Inc.                                            2,369        139,605
KeySpan Corp.                                              1,650         53,213
Mirant Corp. *                                             2,590          4,144
Nisource, Inc.                                             1,300         23,660
PG&E Corp. *                                               2,349         31,594
Pinnacle West Capital Corp.                                1,160         38,558
PPL Corp.                                                  1,675         59,647
Progress Energy, Inc.                                      2,774        108,602
Public Service Enterprise Group, Inc.                      2,237         82,076
Sempra Energy                                              1,365         34,070
Southern Co.                                               5,900        167,796
TECO Energy, Inc.                                            710          7,547
TXU Corp.                                                  2,381         42,501
Xcel Energy, Inc.                                          1,970         25,236
                                                                   ------------
                                                                      1,953,127
                                                                   ------------

WASTE DISPOSAL (0.18%)
Allied Waste Industries, Inc. *                              640          5,113
Waste Management, Inc.                                     5,003        105,963
                                                                   ------------
                                                                        111,076
                                                                   ------------

TOTAL COMMON STOCK (COST $83,519,340)                                59,482,868
                                                                   ------------


MISCELLANEOUS INVESTMENTS (1.25%)
SPDR Trust Series 1 (Cost $756,270)                        9,000        763,830
                                                                   ------------

REPURCHASE AGREEMENTS (0.80%)
Fifth Third Bank, 0.78%, dated 03/31/03, due
04/01/03, repurchase price $487,789
(collateralized by FNMA, 3.75%, due 01/23/08,
market value $502,412) (Cost $487,778)                   487,778        487,778
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
     TOTAL INVESTMENTS (COST $84,763,388) (99.56%)                 $ 60,734,476
     OTHER ASSETS IN EXCESS OF LIABILITIES, (0.44%)                     266,250
                                                                   ------------
     NET ASSETS (100%)                                             $ 61,000,726
                                                                   ============

Cost for federal income tax at March 31, 2003 was $84,951,350 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                                 $  1,541,615
     Gross unrealized depreciation                                  (25,758,489)
                                                                   ------------
     Net unrealized appreciation                                   $(24,216,874)
                                                                   ============

* Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCK (97.08%)

ADVERTISING (0.27%)
Advo, Inc. *                                               1,405   $     46,365
                                                                   ------------

AEROSPACE/DEFENSE (2.22%)
AAR Corp.                                                  1,332          5,035
Alliant Techsystems, Inc. *                                2,497        134,863
Armor Holdings, Inc. *                                     1,490         14,900
BE Aerospace, Inc. *                                       2,420          4,598
Curtiss-Wright Corp.                                         930         56,265
DRS Technologies, Inc. *                                   1,290         32,263
EDO Corp.                                                  1,020         18,462
Engineered Support Systems, Inc.                           1,090         42,674
Esterline Technologies Corp. *                             1,040         17,586
GenCorp, Inc.                                              1,490          9,313
Kaman Corp.                                                1,053         10,298
Teledyne Technologies, Inc. *                              1,600         20,256
Triumph Group, Inc. *                                      1,020         22,899
                                                                   ------------
                                                                        389,412
                                                                   ------------

AGRICULTURE (0.31%)
Delta & Pine Land Co.                                      2,406         54,400
                                                                   ------------

AIRLINES (0.34%)
Atlantic Coast Airlines Holdings, Inc. *                   2,510         15,587
Frontier Airlines, Inc. *                                  1,470          7,306
Mesa Air Group, Inc. *                                       910          4,523
Midwest Express Holdings, Inc. *                             790          1,019
Skywest, Inc.                                              3,010         31,033
                                                                   ------------
                                                                         59,468
                                                                   ------------

APPAREL (1.67%)
Gymboree Corp. *                                           1,330         20,003
Haggar Corp.                                                 640          6,797
Kellwood Co.                                               1,570         45,436
K-Swiss, Inc.                                              1,090         27,850
Nautica Enterprises, Inc. *                                1,646         15,966
Oshkosh B'Gosh, Inc.                                         860         22,360
Oxford Industries, Inc.                                      910         22,432
Phillips-Van Heusen                                        1,310         16,179
Quiksilver, Inc. *                                         1,550         47,461
Russell Corp.                                              1,240         21,700
Stride Rite Corp.                                          1,700         14,450
Wolverine World Wide, Inc.                                 1,948         32,629
                                                                   ------------
                                                                        293,263
                                                                   ------------

APPLIANCES (0.08%)
Applica, Inc. *                                            1,060          5,183
Salton, Inc. *                                               810          8,505
                                                                   ------------
                                                                         13,688
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
AUTO PARTS & EQUIPMENT (0.20%)
Midas, Inc. *                                              1,150   $      8,395
Standard Motor Products, Inc.                              1,746         19,381
Tower Automotive, Inc. *                                   2,800          6,636
                                                                   ------------
                                                                         34,412
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.54%)
Oshkosh Truck Corp.                                        1,370         85,351
Wabash National Corp.                                      1,560          9,828
                                                                   ------------
                                                                         95,179
                                                                   ------------

BANKS (6.41%)
Banknorth Group, Inc.                                      1,610         35,114
Boston Private Financial Holdings, Inc.                      920         13,763
Chittenden Corp.                                           2,005         52,411
Community First Bankshares, Inc.                           2,180         55,699
Cullen/Frost Bankers, Inc.                                 3,382        102,745
East-West Bancorp, Inc.                                    1,540         47,509
First Bancorp Puerto Rico                                  2,225         60,031
First Midwest Bancorp, Inc.                                2,966         76,552
First Republic Bank *                                        740         15,984
Fremont General Corp.                                      2,712         18,848
GBC Bancorp                                                  820         19,803
Hudson United Bancorp                                      2,947         90,768
Irwin Financial Corp.                                        670         13,058
Provident Bankshares Corp.                                 1,686         38,913
Riggs National Corp.                                       1,286         18,454
South Financial Group, Inc.                                2,490         53,909
Southwest Bancorp of Texas, Inc. *                         2,140         64,264
Sterling Bancshares, Inc.                                  1,080         12,841
Susquehanna Bancshares, Inc.                               2,065         42,787
Trustco Bank Corp. NY                                      2,534         24,402
UCBH Holdings, Inc.                                        1,550         68,169
United Bankshares, Inc.                                    2,510         69,527
Whitney Holding Corp.                                      2,917         99,528
Wintrust Financial Corp.                                   1,050         30,030
                                                                   ------------
                                                                      1,125,109
                                                                   ------------

BIOTECHNOLOGY (0.53%)
Arqule, Inc. *                                               960          2,314
Bio-Technology General Corp. *                             3,310          8,904
Cryolife, Inc.                                             1,105          7,569
Enzo Biochem, Inc. *                                       1,660         21,696
Integra LifeSciences Holdings Corp.                        1,450         33,350
Regeneron Pharmaceutical, Inc. *                           2,450         18,424
                                                                   ------------
                                                                         92,257
                                                                   ------------

BUILDING MATERIALS (1.40%)
Apogee Enterprises, Inc.                                   1,540         12,660
Butler Manufacturing Co.                                     855         14,022
ElkCorp                                                      980         18,620
Florida Rock Industries, Inc.                              1,910         64,654
Lennox International, Inc.                                 2,700         38,880

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Simpson Manufacturing Co., Inc. *                          1,680   $     56,784
Texas Industries, Inc.                                     1,260         24,230
Universal Forest Products, Inc.                            1,030         15,965
                                                                   ------------
                                                                        245,815
                                                                   ------------

CHEMICALS (1.26%)
Arch Chemicals, Inc.                                       1,290         24,123
Georgia Gulf Corp.                                         1,950         39,254
HB Fuller Co.                                              1,590         36,761
MacDermid, Inc.                                            2,060         42,127
OM Group, Inc.                                             1,521         13,309
Omnova Solutions, Inc. *                                   1,030          3,038
Penford Corp.                                                570          6,823
Polyone Corp.                                              4,310         16,809
Quaker Chemical Corp.                                        750         15,300
Schulman (A.), Inc.                                          550          7,991
Wellnan, Inc.                                              1,690         15,768
                                                                   ------------
                                                                        221,303
                                                                   ------------

COMMERCIAL SERVICES (3.94%)
Aaron Rents, Inc.                                          1,080         22,010
ABM Industries, Inc.                                       2,860         37,580
Administaff, Inc .*                                        1,380          8,625
Angelica Corp.                                               330          5,626
Arbitron, Inc. *                                           1,830         58,011
Bowne & Co., Inc.                                          1,594         15,940
CDI Corp. *                                                1,179         27,471
Central Parking Corp.                                      2,085         20,850
Chemed Corp.                                                 875         27,729
Coinstar, Inc.                                             1,240         20,820
Consolidated Graphics, Inc. *                                850         14,289
CPI Corp.                                                    840         11,029
G&K Services, Inc.                                         1,347         32,328
Heidrick & Struggles, Inc. *                               1,100         12,760
Hooper Holmes, Inc.                                        3,140         15,700
Insurance Auto Auctions, Inc. *                              740          8,140
Kroll, Inc. *                                              1,780         38,110
Labor Ready, Inc. *                                        1,810         10,317
MAXIMUS, Inc. *                                            1,320         28,010
Memberworks, Inc. *                                          920         19,219
NCO Group, Inc.                                            1,190         17,255
On Assignment, Inc. *                                      1,320          5,584
Parexel International Corp. *                              1,160         15,915
Pharmaceutical Product Development, Inc. *                 3,290         88,340
Pre-Paid Legal Services, Inc. *                            1,070         18,490
PRG-Schultz International, Inc. *                          2,805         20,224
Sourcecorp *                                                 950         13,310
Spherion Corp.*                                            3,956         15,705
Startek, Inc .*                                              870         19,880
Volt Information Sciences, Inc. *                            990         10,157
Watson Wyatt & Co. Holdings *                              1,620         32,562
                                                                   ------------
                                                                        691,986
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
COMPUTER HARDWARE (0.26%)
Hutchinson Technology, Inc. *                              1,540   $     38,069
Talx Corp.                                                   560          7,263
                                                                   ------------
                                                                         45,332
                                                                   ------------

COMPUTER SERVICES (1.09%)
CACI International, Inc. *                                 1,810         60,382
Carreker Corp. *                                           1,050          2,152
Ciber, Inc. *                                              3,430         16,327
Factset Research Systems, Inc.                             2,050         66,522
Manhattan Associates, Inc. *                               1,730         30,327
Rainbow Technologies, Inc.                                 1,340         12,636
SCM Microsystems, Inc. *                                     830          2,075
                                                                   ------------
                                                                        190,421
                                                                   ------------

COMPUTER SOFTWARE (4.26%)
American Management Systems *                              2,208         26,673
Ansys, Inc. *                                                980         23,471
Avid Technology, Inc. *                                    1,540         34,096
Barra, Inc. *                                              1,330         39,488
Captaris, Inc. *                                           1,160          3,352
Concerto Software, Inc. *                                    940          5,170
Concord Communications, Inc. *                               990          8,484
eFunds Corp. *                                             1,900         13,053
Fair Isaac & Co., Inc.                                     3,112        158,152
Filenet Corp. *                                            1,862         19,532
Global Payments, Inc.                                      2,210         67,449
Hyperion Solutions Corp. *                                 2,086         50,586
Inter-Tel, Inc.                                            1,330         19,963
JDA Software Group, Inc. *                                 1,440         14,558
Mapinfo Corp. *                                              650          2,516
Midway Games, Inc. *                                       2,250          7,447
MRO Software, Inc. *                                       1,340          9,192
Netegrity, Inc. *                                          1,550          5,750
PC-Tel, Inc.                                               1,560         14,056
Phoenix Technologies Ltd. *                                1,340          5,695
Pinnacle Systems, Inc. *                                   3,130         32,583
Progress Software Corp. *                                  1,776         31,879
Roxio, Inc. *                                                940          5,828
Serena Software, Inc. *                                    2,040         32,560
SPSS, Inc. *                                                 660          7,471
Take-Two Interactive Software *                            2,240         50,064
THQ, Inc. *                                                2,165         28,318
Verity, Inc. *                                             1,780         24,653
Zix Corp. *                                                1,120          4,816
                                                                   ------------
                                                                        746,855
                                                                   ------------

COMPUTERS-INTEGRATED SYSTEMS (0.89%)
Brooktrout, Inc. *                                         1,010          4,858
Catapult Communications Corp. *                              790          5,024
Kronos, Inc. *                                             1,380         48,369
Mercury Computer Systems, Inc. *                           1,400         38,080
Micros Systems, Inc. *                                     1,030         24,215

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
NYFIX, Inc. *                                              1,560   $      5,788
Radiant Systems, Inc. *                                    1,490         11,026
Radisys Corp. *                                              900          5,967
Systems & Computer Technology Corp. *                      1,610         12,317
                                                                   ------------
                                                                        155,644
                                                                   ------------

CONSUMER PRODUCTS (1.32%)
Fossil, Inc. *                                             2,650         45,633
Russ Berrie & Co., Inc.                                    1,568         50,176
Scotts Co. *                                               2,079        107,692
Wd-40 Co.                                                  1,110         27,528
                                                                   ------------
                                                                        231,029
                                                                   ------------

DISTRIBUTION/WHOLESALE (1.06%)
Advanced Marketing Services                                  890          9,959
Bell Microproducts, Inc. *                                   840          4,292
Hughes Supply, Inc.                                        1,525         35,517
Owens & Minor, Inc.                                        1,664         29,203
SCP Pool Corp. *                                           1,547         45,961
United Stationers, Inc.                                    1,900         40,565
Watsco, Inc.                                               1,445         19,768
                                                                   ------------
                                                                        185,265
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (1.30%)
Financial Federal Corp. *                                  1,090         20,819
Jefferies Group, Inc.                                      1,990         71,540
New Century Financial Corp.                                1,410         43,965
Raymond James Financial, Inc.                              3,011         77,895
SWS Group, Inc.                                              985         13,869
                                                                   ------------
                                                                        228,088
                                                                   ------------

DIVERSIFIED MANUFACTURING (1.90%)
Acuity Brands, Inc.                                        1,680         22,596
AO Smith Corp.                                             1,772         47,490
Aptargroup, Inc.                                           2,418         78,222
Barnes Group, Inc.                                         1,200         25,392
Griffon Corp. *                                            1,230         15,867
Lydall, Inc. *                                                90            792
Myers Industries, Inc.                                     1,490         14,230
Roper Industries, Inc.                                     2,046         59,027
SPS Technologies, Inc. *                                   1,058         25,815
Standex International Corp.                                1,100         20,955
Tredegar Corp.                                             1,974         23,589
                                                                   ------------
                                                                        333,975
                                                                   ------------

E-COMMERCE (0.03%)
QRS  Corp. *                                               1,120          5,499
                                                                   ------------

ELECTRICAL COMPONENTS (0.46%)
Advanced Energy Industries, Inc. *                         1,780         15,290
Artesyn Technologies, Inc. *                               2,390          7,409
Belden, Inc.                                               1,290         13,868
C&D Technologies, Inc.                                     1,380         16,532

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Intermagnetics General Corp. *                               848   $     15,128
Magnetek, Inc. *                                             460          1,104
Vicor Corp. *                                              2,099         11,964
                                                                   ------------
                                                                         81,295
                                                                   ------------

ELECTRONIC COMPONENTS (1.09%)
Bel Fuse, Inc.                                               580         11,658
Benchmark Electronics, Inc. *                              1,570         44,478
CTS Corp.                                                  1,290          7,869
Cubic Corp.                                                1,040         16,973
DSP Group, Inc. *                                          1,330         24,113
Methode Electronics                                        1,910         15,471
Planar Systems, Inc. *                                       660          7,762
Rogers Corp. *                                             1,130         33,584
Technitrol, Inc.                                           2,020         29,573
                                                                   ------------
                                                                        191,481
                                                                   ------------

ELECTRONIC INSTRUMENTS (1.37%)
BEI Technologies, Inc.                                       670          6,499
Coherent, Inc. *                                           1,650         30,938
Cymer, Inc. *                                              2,220         52,503
Dionex Corp. *                                             1,428         47,167
Electro Scientific Industries, Inc. *                      1,700         21,352
Meade Instruments Corp. *                                  1,160          3,097
Photon Dynamics, Inc. *                                      980         16,033
Watts Industries, Inc.                                     1,320         20,566
Woodward Governor Co.                                      1,040         36,390
X-Rite, Inc.                                                 750          6,308
                                                                   ------------
                                                                        240,853
                                                                   ------------

ELECTRONIC  MEASURING INSTRUMENTS (1.04%)
Analogic Corp.                                             1,020         46,482
FEI Co.                                                    1,820         29,047
Flir Systems, Inc. *                                       1,140         54,047
Itron, Inc. *                                              1,030         17,211
Keithley Instruments, Inc.                                   690          7,459
Trimble Navigation Ltd. *                                  1,500         28,410
                                                                   ------------
                                                                        182,656
                                                                   ------------

ELECTRONICS (1.46%)
Brady Corp.                                                1,580         44,682
Checkpoint Systems, Inc. *                                 1,190         11,710
Harman International Industries, Inc.                      2,170        127,097
Invision Technologies, Inc.                                1,020         22,919
Park Electrochemical Corp.                                 1,074         16,260
Paxar Corp. *                                              1,669         19,110
Pioneer Standard Electronics                               1,390         11,732
SBS Technologies, Inc. *                                     500          3,635
                                                                   ------------
                                                                        257,145
                                                                   ------------

ENGINEERING SERVICES (0.52%)
EMCOR Group, Inc. *                                        1,190         57,418
Insituform Technologies, Inc.                              1,300         17,485
URS Corp. *                                                1,380         15,911
                                                                   ------------
                                                                         90,814
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
ENVIROMENTAL CONTROL (0.66%)
Ionics, Inc. *                                             1,095   $     18,122
Tetra Tech, Inc. *                                         2,493         35,251
Waste Connections, Inc. *                                  1,810         62,445
                                                                   ------------
                                                                        115,818
                                                                   ------------

FILTRATION PRODUCTS (0.63%)
Clarcor, Inc.                                              1,790         64,798
Cuno, Inc. *                                               1,380         46,409
                                                                   ------------
                                                                        111,207
                                                                   ------------

FOOD (1.97%)
American Italian Pasta Co. *                               1,330         57,522
Corn Products International, Inc.                          2,250         65,610
Fleming Cos., Inc.                                         2,410          1,205
Great Atlantic & Pacific Tea Co. *                         2,440         10,516
Hain Celestial Group, Inc. *                               1,820         27,500
J&J Snack Foods Corp. *                                      700         21,224
Nash Finch Co.                                               720          6,070
Performance Food Group Co. *                               2,770         84,928
Ralcorp Holdings, Inc. *                                   1,630         42,445
United Natural Foods, Inc. *                               1,130         28,815
                                                                   ------------
                                                                        345,835
                                                                   ------------

FOREST PRODUCTS & PAPER (0.42%)
Buckeye Technologies, Inc. *                               1,750          8,312
Caraustar Industries, Inc.                                 1,735         11,746
Deltic Timber Corp.                                          890         21,271
Pope & Talbot, Inc.                                        1,115         13,993
Rock-Tenn Co.                                              1,430         18,304
                                                                   ------------
                                                                         73,626
                                                                   ------------

GARDEN  PRODUCTS (0.43%)
Toro Co.                                                   1,069         74,883
                                                                   ------------

HAND/MACHINE TOOLS (0.39%)
Baldor Electric Co.                                        1,980         42,372
Milacron, Inc.                                             1,770          7,345
Regal-Beloit Corp.                                         1,248         19,107
                                                                   ------------
                                                                         68,824
                                                                   ------------

HEALTHCARE PRODUCTS (5.39%)
Advanced Medical Optics, Inc. *                              480          6,456
American Medical Systems Holdings I                        1,400         20,230
Arthrocare Corp. *                                         1,340         16,710
Biosite, Inc. *                                              910         34,953
Conmed Corp. *                                             1,840         30,194
Cooper Cos., Inc.                                          1,820         54,418
Datascope Corp.                                              900         24,372
Diagnostic Products Corp.                                  1,790         66,856

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Haemonetics Corp. *                                        1,400   $     30,590
Hologic, Inc. *                                              640          5,511
ICU Medical, Inc. *                                          910         25,035
Idexx Laboratories, Inc. *                                 2,119         74,101
Inamed Corp. *                                             1,360         48,647
Invacare Corp.                                             1,936         60,965
Mentor Corp.                                               2,606         44,589
Natures Sunshine Products, Inc.                              170          1,491
NBTY, Inc.*                                                3,443         65,279
PolyMedica Corp. *                                           780         23,751
Resmed, Inc. *                                             1,990         63,640
Respironics, Inc. *                                        2,020         69,429
Sola International, Inc. *                                 1,610         19,900
SurModics, Inc. *                                          1,120         34,619
Sybron Dental Specialties, Inc. *                          2,060         35,947
Techne Corp. *                                             2,310         47,748
Viasys Healthcare, Inc. *                                  1,240         17,360
Vital Signs, Inc. *                                          903         23,975
                                                                   ------------
                                                                        946,766
                                                                   ------------

HEALTHCARE SERVICES (2.57%)
AMERIGROUP Corp.                                           1,100         32,186
Amsurg Corp. *                                             1,130         28,476
Curative Health Services, Inc. *                             590         10,077
Impath, Inc. *                                               940         12,690
Mid Atlantic Medical Services *                            2,820        114,351
Orthodontic Centers Of America *                           2,790         14,536
Pediatrix Medical Group, Inc. *                            1,530         38,464
Province Healthcare Co. *                                  2,520         22,302
RehabCare Group, Inc. *                                      940         16,779
Renal Care Group, Inc. *                                   2,800         87,304
Sierra Health Services *                                   1,420         18,318
Sunrise Assisted Living, Inc. *                            1,220         29,280
US Oncology, Inc. *                                        3,660         25,986
                                                                   ------------
                                                                        450,749
                                                                   ------------

HOME BUILDERS (2.59%)
Champion Enterprises, Inc. *                               2,105          3,873
Coachmen Industries, Inc.                                    850          9,350
Fleetwood Enterprises, Inc.                                2,300          9,338
MDC Holdings, Inc.                                         1,808         69,391
Monaco Coach Corp. *                                       1,725         17,871
NVR, Inc. *                                                  520        171,080
Ryland Group, Inc.                                         1,698         73,337
Skyline Corp.                                                630         16,443
Standard-Pacific Corp.                                     1,920         48,979
Winnebago Industries                                       1,310         35,632
                                                                   ------------
                                                                        455,294
                                                                   ------------

HOME FURNISHINGS (0.78%)
Bassett Furniture Industries, Inc.                           988         10,374
Ethan Allen Interiors, Inc.                                2,496         73,457
La-Z-Boy, Inc.                                             3,113         53,793
                                                                   ------------
                                                                        137,624
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
HOTELS & MOTELS (0.07%)
Prime Hospitality Corp. *                                  2,500   $     13,025
                                                                   ------------

HOUSEWARES (0.26%)
Libbey, Inc.                                               1,050         25,830
National Presto Industries, Inc.                             780         20,397
                                                                   ------------
                                                                         46,227
                                                                   ------------

INSURANCE (2.04%)
Delphi Financial Group                                     1,502         58,848
Hilb Rogal & Hamilton Co.                                  1,800         56,232
Landamerica Financial Group, Inc.                          1,270         50,483
Philadelphia Consolidated Holding Co. *                    1,400         50,400
Presidential Life Corp.                                      960          6,038
RLI Corp.                                                  1,290         34,662
SCPIE Holdings, Inc.                                         610          3,806
Selective Insurance Group                                  1,428         35,043
Stewart Information Services Corp. *                         680         15,783
UICI *                                                     2,260         21,719
Zenith National Insurance Corp.                            1,188         25,483
                                                                   ------------
                                                                        358,497
                                                                   ------------

LEISURE & RECREATION (0.16%)
Bally Total Fitness Holding Corp. *                        1,680          8,518
Pegasus Solutions, Inc. *                                  1,750         19,600
                                                                   ------------
                                                                         28,118
                                                                   ------------

MACHINERY-DIVERSIFIED (3.55%)
Albany International Corp.                                 1,840         42,154
Applied Industrial Technologies, Inc.                      1,230         20,553
Astec Industries, Inc. *                                   1,180          6,856
Briggs & Stratton                                          1,810         70,300
Brooks-PRI Automation, Inc.                                1,850         17,890
Cognex Corp.                                               2,527         53,497
Gardner Denver, Inc. *                                       890         16,376
Gerber Scientific, Inc. *                                  1,491          9,811
Graco, Inc.                                                2,875         80,788
IDEX Corp.                                                 2,270         65,830
JLG Industries, Inc.                                       2,210         10,431
Lindsay Manufactring Co.                                     779         16,749
Manitowoc Co.                                              1,487         24,996
Robbins & Meyers, Inc.                                       820         11,037
Stewart & Stevenson Services                                 860          9,374
Thomas Industries, Inc.                                    1,150         28,520
Zebra Technologies Corp. *                                 2,146        138,202
                                                                   ------------
                                                                        623,364
                                                                   ------------

MEDIA (0.16%)
4kids Entertainment, Inc.                                    690          8,142
Information Holdings, Inc.                                 1,230         19,803
                                                                   ------------
                                                                         27,945
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
MEDICAL INFORMATION SYSTEMS (0.72%)
Cerner Corp. *                                             2,240   $     72,531
Dendrite International, Inc. *                             2,365         20,102
NDCHealth Corp.                                            2,056         34,479
                                                                   ------------
                                                                        127,112
                                                                   ------------

METAL FABRICATION (1.86%)
AM Castle & Co.                                              757          3,596
Commercial Metals Co.                                      2,070         28,877
Intermet Corp.                                               260            946
Kaydon Corp.                                               1,420         26,724
Lawson Products                                              860         22,420
Maverick Tube Corp. *                                      2,160         40,176
Mueller Industries, Inc. *                                 2,052         51,238
Quanex Corp.                                               1,148         36,392
Shaw Group, Inc. *                                         2,230         22,412
Timken Co.                                                 3,950         61,699
Valmont Industries, Inc.                                   1,330         28,728
Wolverine Tube, Inc. *                                       825          3,704
                                                                   ------------
                                                                        326,912
                                                                   ------------

METALS (0.43%)
Cleveland-Cliffs, Inc.                                       770         14,361
Material Sciences Corp. *                                    630          6,344
Reliance Steel & Aluminum Co.                              1,685         25,444
Ryerson Tull, Inc.                                           500          3,125
Steel Dynamics, Inc. *                                     2,090         24,349
Steel Technologies, Inc.                                     280          2,509
                                                                   ------------
                                                                         76,132
                                                                   ------------

MINING (0.39%)
Brush Engineered Materials, Inc. *                         1,030          5,222
Century Aluminum Co.                                         680          4,318
Commonwealth Industries, Inc.                                930          4,594
Massey Energy Co.                                          4,230         39,762
RTI International Metal, Inc. *                              980          9,604
Stillwater Mining Co. *                                    1,957          4,892
                                                                   ------------
                                                                         68,392
                                                                   ------------

OFFICE EQUIPMENT (0.25%)
Global Imaging Systems, Inc.                               1,050         19,425
Imagistics International, Inc. *                             950         17,689
Interface, Inc.                                            2,068          6,824
                                                                   ------------
                                                                         43,938
                                                                   ------------

OFFICE SUPPLIES (0.51%)
Harland John H. Co.                                        1,660         40,355
New England Business Services, Inc.                        1,040         26,624
Standard Register Co.                                      1,510         22,499
                                                                   ------------
                                                                         89,478
                                                                   ------------

OIL & GAS (5.40%)
Atwood Oceanics, Inc. *                                    1,250         31,550
Cabot Oil & Gas Corp.                                      1,671         40,104
CAL Dive International, Inc. *                             1,830         32,958
CARBO Ceramics, Inc. *                                     1,370         45,005

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Cimarex Energy Co.                                         1,950   $     37,928
Dril-Quip, Inc. *                                            810         11,073
Eagle Geophysical, Inc./OLD *                                 65             --
Evergreen Resources, Inc. *                                1,420         64,340
Frontier Oil Corp.                                         1,150         19,665
Hydril Co.                                                 1,150         28,739
Input/Output, Inc. *                                       2,224          8,006
Lone Star Technologies *                                   1,520         32,102
Newfield Exploration Co. *                                 3,242        109,871
Nuevo Energy Co. *                                         1,380         18,699
Oceaneering International, Inc. *                          1,346         29,410
Patina Oil & Gas Corp.                                     1,695         55,766
Plains Resources, Inc. *                                   1,250         13,338
Prima Energy Corp. *                                         660         12,368
Remington Oil & Gas Corp. *                                1,030         17,541
Seacor Smit, Inc. *                                        1,540         53,900
Southwestern Energy Co. *                                    350          4,585
St. Mary Land & Exploration Co.                            1,590         39,830
Stone Energy Corp. *                                       1,830         61,451
Swift Energy Co. *                                         1,180         10,041
Tetra Technologies, Inc. *                                   730         16,790
Tom Brown, Inc. *                                          2,250         54,450
Unit Corp. *                                               1,970         39,971
Veritas DGC, Inc. *                                        1,680         11,172
Vintage Petroleum, Inc                                     3,286         31,217
W-H Energy Services, Inc.                                    900         15,408
                                                                   ------------
                                                                        947,278
                                                                   ------------

PACKAGING & CONTAINERS (0.08%)
Chesapeake Corp.                                             870         14,694
                                                                   ------------

PHARMACEUTICALS (2.52%)
Accredo Health, Inc. *                                     2,720         66,202
Alpharma, Inc.                                             2,700         48,411
Cephalon, Inc. *                                           3,330        133,000
Cima Labs, Inc.                                              780         16,926
Medicis Pharmaceutical *                                   1,760         97,838
Noven Pharmaceuticals, Inc. *                              1,180         16,662
Priority Healthcare Corp. *                                2,388         63,640
                                                                   ------------
                                                                        442,679
                                                                   ------------

REAL ESTATE INVESTMENT TRUST (1.87%)
Capital Automotive REIT                                    1,270         31,674
Colonial Properties Trust                                  2,020         66,822
Essex Property Trust, Inc.                                 2,190        114,427
Glenborough Realty Trust, Inc.                               470          7,266
Kilroy Realty Corp.                                        1,120         24,752
Shurgard Storage Centers, Inc.                             2,670         82,903
                                                                   ------------
                                                                        327,844
                                                                   ------------

RECREATIONAL VEHICLES (0.84%)
Arctic Cat, Inc.                                           1,120         17,483
Polaris Industries, Inc.                                   1,720         85,518
Thor Industries, Inc.                                      1,800         45,054
                                                                   ------------
                                                                        148,055
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
RETAIL-APPAREL (2.44%)
AnnTaylor Stores Corp. *                                   2,550   $     52,352
Brown Shoe Co., Inc.                                       1,129         30,562
Burlington Coat Factory Warehouse Corp.                    2,380         38,794
Cato Corp.                                                 1,320         25,133
Childrens Place *                                          1,420         13,078
Christopher & Banks Corp. *                                1,350         23,895
Dress Barn, Inc. *                                         2,132         28,675
Footstar, Inc. *                                           1,190          9,996
Genesco, Inc. *                                            1,220         17,348
Goody's Family Clothing, Inc. *                              600          2,418
HOT Topic, Inc. *                                          1,820         42,424
Men's Wearhouse, Inc. *                                    2,305         34,483
Pacific Sunwear Of California *                            2,662         54,172
Stein Mart, Inc. *                                         2,190         11,169
Too, Inc. *                                                1,850         30,729
Wet Seal, Inc. *                                           1,750         12,775
                                                                   ------------
                                                                        428,003
                                                                   ------------

RETAIL-AUTO PARTS(0.82%)
Group 1 Automotive, Inc.                                   1,400         29,960
O'Reilly Automotive, Inc. *                                3,190         86,449
PEP Boys-Manny Moe & Jack                                  2,640         20,064
TBC Corp. *                                                  560          7,840
                                                                   ------------
                                                                        144,313
                                                                   ------------

RETAIL-BEDDING (0.30%)
Linens 'N Things, Inc. *                                   2,620         53,238
                                                                   ------------

RETAIL-COMPUTER EQUIPMENT (0.09%)
Insight Enterprises, Inc. *                                2,245         15,827
                                                                   ------------

RETAIL-CONSUMER ELECTRONICS (0.04%)
Ultimate Electronics, Inc. *                                 780          6,201
                                                                   ------------

RETAIL-CONVENIENCE STORE (.16%)
Casey's General Stores, Inc.                               2,322         27,632
                                                                   ------------

RETAIL-DISCOUNT (0.41%)
Fred's, Inc.                                               1,580         44,003
ShopKo Stores, Inc. *                                      2,324         27,075
                                                                   ------------
                                                                         71,078
                                                                   ------------

RETAIL-DRUG STORE (0.10%)
Duane Reade, Inc. *                                        1,350         17,118
                                                                   ------------

RETAIL-FABRIC STORE (0.21%)
Hancock Fabrics, Inc.                                      1,180         16,402
Jo-Ann Stores, Inc. *                                      1,025         20,500
                                                                   ------------
                                                                         36,902
                                                                   ------------

RETAIL-HAIR SALONS (0.35%)
Regis Corp.                                                2,455         61,154
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
RETAIL-HOME FURNISHINGS (0.23%)
Cost Plus, Inc. *                                          1,300   $     34,216
Haverty Furniture Cos., Inc.                                 610          6,557
                                                                   ------------
                                                                         40,773
                                                                   ------------

RETAIL-JEWELRY (0.41%)
Zale Corp. *                                               2,190         71,701
                                                                   ------------

RETAIL-MAIL ORDER (0.06%)
J. Jill Group, Inc. *                                        970         11,252
                                                                   ------------

RETAIL-OFFICE SUPPLIES (0.10%)
School Specialty, Inc. *                                     970         17,237
                                                                   ------------

RETAIL-RESTAURANTS (2.05%)
CEC Entertainment, Inc. *                                  1,912         52,026
Ihop Corp. *                                               1,770         39,896
Landry's Restaurants, Inc.                                 1,640         27,552
Panera Bread Co. *                                         1,890         57,626
Papa John's International, Inc.                            1,170         29,285
PF Chang's China Bistro, Inc. *                            1,750         64,750
Ruby Tuesday, Inc.                                         4,370         89,148
                                                                   ------------
                                                                        360,283
                                                                   ------------

SAVINGS & LOANS (2.86%)
Anchor Bancorp Wisconsin, Inc.                               960         21,072
Bankunited Financial Corp.                                   590         10,414
Commercial Federal Corp.                                   2,830         61,468
Dime Community Bancshares                                  1,655         37,784
Downey Financial Corp.                                     2,155         84,968
FirstFed Financial Corp. *                                 1,190         35,926
Flagstar Bancorp, Inc.                                     1,140         30,062
MAF Bancorp, Inc.                                          1,700         57,205
Seacoast Financial Services Corp.                            790         14,418
Staten Island Bancorp, Inc.                                3,740         55,801
Washington Federal, Inc.                                   3,897         82,071
Waypoint Financial Corp                                      620         10,701
                                                                   ------------
                                                                        501,890
                                                                   ------------
SCHOOLS (1.01%)
Corinthian Colleges, Inc.                                  2,610        103,095
ITT Educational Services, Inc.                             2,660         74,480
                                                                   ------------
                                                                        177,575
                                                                   ------------

SEMICONDUCTORS (2.65%)
Actel Corp. *                                              1,380         23,543
Alliance Semiconductor Corp. *                             2,220          7,104
AstroPower, Inc. *                                         1,230          5,141
ATMI, Inc. *                                               1,960         37,750
Axcelis Technologies, Inc. *                               4,350         20,576
Cohu, Inc.                                                 1,150         16,825
Dupont Photomasks, Inc. *                                  1,320         26,479
ESS Technology *                                           2,260         13,470
Exar Corp. *                                               2,070         26,310
Helix Technology Corp.                                     1,330         11,451
Kopin Corp. *                                              3,060         15,422
Kulicke & Soffa Industries, Inc. *                         2,730         12,968

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Microsemi Corp. *                                          1,330   $     14,563
Pericom Semiconductor Corp. *                              1,270          9,880
Photronics, Inc. *                                         1,650         19,619
Power Integrations, Inc. *                                 1,690         35,034
Rudolph Technologies, Inc. *                                 860         12,427
Skyworks Solutions, Inc. *                                 6,810         42,426
Standard Microsystems Corp. *                                950         14,430
Supertex, Inc. *                                             630          8,663
Three-Five Systems, Inc. *                                 1,150          5,865
Ultratech Stepper, Inc. *                                  1,140         13,646
Varian Semiconductor Equipment Associates, Inc. *          2,190         44,545
Veeco Instruments, Inc. *                                  1,700         26,248
                                                                   ------------
                                                                        464,385
                                                                   ------------

STORAGE/WAREHOUSING (0.08%)
Mobile Mini, Inc. *                                          860         13,743
                                                                   ------------

TELECOMMUNICATIONS (1.53%)
Adaptec, Inc. *                                            5,410         32,622
Aeroflex, Inc. *                                           2,795         15,820
Allen Telecom, Inc. *                                      1,580         15,405
Anixter International, Inc. *                              2,216         50,237
Audiovox Corp. *                                           2,060         15,264
Black Box Corp. *                                          1,380         40,889
Boston Communications Group *                                780         12,215
Cable Design Technologies Corp. *                          2,570         17,091
C-COR.net Corp. *                                          2,010          6,633
General Communication *                                    1,740         10,353
Harmonic, Inc. *                                           3,020         10,057
Metro One Telecommunications *                             1,540          7,669
Network Equipment Technologies, Inc. *                       970          5,849
Symmetricom, Inc. *                                        1,165          4,415
Tollgrade Communications, Inc. *                             560          8,036
Viasat, Inc. *                                             1,400         15,918
                                                                   ------------
                                                                        268,473
                                                                   ------------

THERAPEUTICS (0.09%)
MGI Pharma, Inc. *                                           930         11,727
Theragenics Corp.                                          1,150          3,979
                                                                   ------------
                                                                         15,706
                                                                   ------------

TOY/GAMES/HOBBIES (0.28%)
Action Performance Cos., Inc.                              1,030         21,785
Department 56                                              1,500         14,730
Jakks Pacific, Inc.                                        1,230         12,743
                                                                   ------------
                                                                         49,258
                                                                   ------------

TRANSPORTATION (2.44%)
Arkansas Best Corp. *                                      1,440         36,605
Forward Air Corp.                                          1,200         26,113
Heartland Express, Inc. *                                  2,494         47,835
Kansas City Southern *                                     2,490         27,963
Kirby Corp. *                                              1,457         35,842
Knight Transportation, Inc.                                1,850         36,427
Landstar System, Inc. *                                    1,180         67,850
Offshore Logistics, Inc. *                                 1,150         20,758

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
Roadway Corp.                                              1,310   $     43,911
SCS Transportation, Inc.                                       1             11
USF Corp.                                                  1,732         43,837
Yellow Corp. *                                             1,716         41,407
                                                                   ------------
                                                                        428,559
                                                                   ------------

UTILITIES (4.21%)
American States Water Co.                                  1,095         26,171
Atmos Energy Corp.                                         1,626         34,569
Avista Corp.                                               2,600         27,534
Cascade Natual Gas Corp.                                   1,380         26,772
Central Vermont Public Sevice Corp.                        1,950         33,540
CH Energy Group, Inc.                                      1,540         64,218
El Paso Electric Co. *                                     1,090         11,772
Energen Corp.                                              1,940         62,196
Green Mountain Power Corp.                                   670         13,541
Laclede Group, Inc.                                        1,040         24,128
New Jersey Resources Corp.                                 1,664         54,330
Northwest Natural Gas Co.                                  1,542         38,704
Northwestern Corp                                          1,430          3,003
NUI Corp.                                                    980         14,308
Piedmont Natural Gas Co.                                   2,219         79,107
Southern Union Co. *                                       2,656         32,270
Southwest Gas Corp.                                        1,680         34,168
UGI Corp.                                                  1,920         87,744
UIL Holdings Corp.                                         1,391         48,268
Unisource Energy Corp.                                     1,320         22,836
                                                                   ------------
                                                                        739,179
                                                                   ------------

TOTAL COMMON STOCK (COST $20,794,310)                                17,040,805
                                                                   ------------

MISCELLANEOUS INVESTMENTS (1.45%)
Elan Corp. Plc. Contingent Value Rights *                  1,680              1
Midcap SPDR Trust Series 1                                 3,400        254,388
Timco Aviation Services Corporate Bond,
8.00%, 01/02/07                                              736             74
                                                                   ------------
(TOTAL MISCELLANEOUS COST $ 250,070)                                    254,463
                                                                   ------------

REPURCHASE AGREEMENTS (0.97%)
Fifth Third Bank, 0.78%, dated 03/31/03, due
04/01/03, repurchase price $169,862
(collateralized by FHARM, 4.18%, due 04/01/29,
market value $4,547,309) (Cost $169,858)                 169,858        169,858
                                                                   ------------

     TOTAL INVESTMENTS (COST $21,214,238) (99.50%)                 $ 17,465,126
     OTHER ASSETS IN EXCESS OF LIABILITIES, (0.50%)                      88,617
                                                                   ------------
     NET ASSETS (100%)                                             $ 17,553,743
                                                                   ============

Cost for federal income tax at March 31, 2003 was $21,302,366 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                                 $  1,339,571
     Gross unrealized depreciation                                   (5,176,811)
                                                                   ------------
     Net unrealized appreciation                                   $ (3,837,240)
                                                                   ============

* Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCK (97.86%)

AUSTRALIA (5.34%)
Amcor Ltd. ADR                                             3,270   $     64,811
Ansell Ltd. ADR                                            1,020         13,413
Australia & New Zealand Banking Group Ltd. ADR             1,610         86,876
BHP Billiton Ltd. ADR                                      3,800         42,180
Coles Myer Ltd. ADR                                        1,800         53,730
CSR Ltd. ADR                                               1,360         20,814
James Hardie Industries NV ADR                             1,720         30,530
National Australia Bank Ltd. ADR                           1,010         96,859
Westpac Banking Corp. ADR                                  3,000        135,600
                                                                   ------------
                                                                        544,813
                                                                   ------------

BELGIUM (0.33%)
Delhaize Group ADR                                         1,860         34,057
                                                                   ------------

BRAZIL (0.21%)
Cia Vale do Rio Doce ADR                                     810         21,020
                                                                   ------------

BRITAIN (25.25%)
Amersham Plc ADR                                             940         30,597
Amvescap Plc ADR                                           1,070          9,780
AstraZeneca Plc ADR                                        4,130        141,700
Barclays Plc ADR                                           3,990         93,127
BG Group Plc ADR                                           3,520         67,795
BOC Group Plc ADR                                          2,570         62,734
Boots Group Plc ADR                                        2,340         39,243
BP Plc ADR                                                 8,520        328,787
British Airways Plc ADR                                      840         14,154
British Sky Broadcasting Plc ADR                             930         36,782
BT Group Plc ADR                                           2,320         59,021
Bunzl Plc ADR                                              1,120         35,202
GlaxoSmithKline Plc ADR                                    7,440        261,814
Hanson Plc ADR                                             1,320         32,406
HSBC Holdings Plc ADR                                      5,030        257,134
Imperial Chemical Industries Plc ADR                       1,120          6,720
International Power Plc ADR *                                950         12,825
Lloyds TSB Group Plc ADR                                   5,500        114,400
National Grid Transco Plc ADR                              2,850         87,637
P&O Princess Cruises Plc ADR *                               720         19,202
Prudential Plc ADR                                         3,080         30,954
Reed Elsevier Plc ADR                                      1,330         38,570
Rentokil Initial Plc ADR                                   1,800         24,717
Reuters Group Plc ADR                                        890          8,704
Rexam Plc ADR                                                920         25,760
Rio Tinto Plc ADR                                            700         52,990
Scottish Power Plc ADR                                     2,620         62,854
Shell Transport & Trading Co. Plc                          1,680         60,850
Signet Group Plc ADR                                         510         17,774
Smith & Nephew Plc ADR                                       360         22,446
Tesco Plc ADR                                              4,290         36,261
Unilever Plc ADR                                           2,280         84,474
United Utilities Plc ADR                                   3,410         64,790
Vodafone Group Plc ADR                                    15,370        280,041
Wolseley Plc ADR                                             710         29,110
WPP Group Plc ADR                                            940         25,869
                                                                   ------------
                                                                      2,577,224
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
CHILE (1.14%)
AFP Provida SA ADR                                         2,730   $     60,879
Cristalerias de Chile SA ADR                               1,390         26,479
Sociedad Quimica y Minera de Chile SA ADR                  1,220         28,865
                                                                   ------------
                                                                        116,223
                                                                   ------------

CHINA (0.22%)
PetroChina Co. Ltd. ADR                                    1,100         22,946
                                                                   ------------

DENMARK (0.38%)
Novo-Nordisk A/S ADR                                       1,180         38,905
                                                                   ------------

FINLAND (2.46%)
Instrumentarium OYJ ADR                                      580         20,735
Nokia OYJ ADR                                             13,850        194,039
UPM-Kymmene Oyj ADR                                        2,740         36,305
                                                                   ------------
                                                                        251,079
                                                                   ------------

FRANCE (7.78%)
Aventis SA ADR                                             2,110         93,156
AXA ADR                                                    5,470         64,491
Dassault Systemes SA ADR                                     510         11,490
Groupe Danone ADR                                          3,540         88,854
Lafarge SA ADR                                             3,160         45,188
Pechiney SA ADR                                            1,250         15,375
Peugeot SA ADR                                             1,210         47,321
Publicis Groupe ADR                                        1,260         21,294
Sanofi-Synthelabo SA ADR                                   3,100         79,205
Sodexho Alliance SA ADR                                    1,360         28,288
Suez SA ADR                                                3,420         39,672
Technip-Coflexip SA ADR                                    1,150         19,573
Thomson ADR                                                1,040         11,856
Total Fina Elf SA ADR                                      3,020        191,075
Valeo SA ADR                                               1,130         12,460
Vivendi Environment ADR                                    1,450         24,520
                                                                   ------------
                                                                        793,818
                                                                   ------------

GERMANY (5.14%)
Allianz AG ADR                                             3,060         15,147
BASF AG ADR                                                2,070         77,335
Bayer AG ADR                                               3,470         47,331
Deutsche Telekom AG ADR                                    5,770         63,585
E.ON AG ADR                                                2,100         86,961
RWE AG ADR                                                 2,640         58,998
SAP AG ADR                                                 2,290         43,418
Schering AG ADR                                            1,130         46,217
Siemens AG ADR                                             2,070         85,160
                                                                   ------------
                                                                        524,152
                                                                   ------------

HONG KONG (1.54%)
CNOOC Ltd. ADR                                             2,190         58,385
Hutchison Whampoa Ltd. ADR                                 3,630         98,901
                                                                   ------------
                                                                        157,286
                                                                   ------------

HUNGARY (0.26%)
Matav Rt ADR                                               1,590         26,680
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
INDIA (0.06%)
Infosys Technologies Ltd. ADR                                100   $      6,135
                                                                   ------------

IRELAND (1.47%)
Allied Irish Banks Plc ADR                                 2,540         69,799
Bank of Ireland ADR                                        1,290         54,864
Icon Plc ADR *                                               320          7,616
Ryanair Holdings Plc ADR *                                   420         17,417
                                                                   ------------
                                                                        149,696
                                                                   ------------

ISRAEL (0.18%)
Teva Pharmaceutical Industries ADR                           430         17,909
                                                                   ------------

ITALY (3.96%)
Benetton Group SpA ADR                                     1,700         23,885
Ducati Motor Holding SpA ADR *                             1,830         22,235
Enel SpA ADR                                               3,870        109,134
ENI SpA ADR                                                1,830        122,189
Sanpaolo IMI SpA ADR                                       4,780         65,247
Telecom Italia SpA ADR                                       890         61,410
                                                                   ------------
                                                                        404,100
                                                                   ------------

JAPAN (15.69%)
Advantest Corp. ADR                                        1,510         13,439
Bridgestone Corp. ADR                                      1,220         28,664
Canon, Inc. ADR                                            2,700         94,743
Casio Computer Co. Ltd. ADR                                  450         27,968
CSK Corp. ADR                                                670         10,988
Fuji Photo Film Co. Ltd. ADR                               2,310         70,039
Fujitsu Ltd. ADR                                           2,350         31,709
Hitachi Ltd. ADR                                           1,600         56,240
Honda Motor Co. Ltd. ADR                                   4,700         78,020
Ito-Yokado Co. Ltd. ADR                                    1,460         39,157
Kubota Corp. ADR                                           1,910         24,734
Kyocera Corp. ADR                                            570         28,095
Matsushita Electric Industrial Co. Ltd. ADR                6,010         51,265
Millea Holdings, Inc. ADR                                  2,460         75,645
Mitsubishi Corp. ADR                                       2,240         27,655
Mitsui & Co. Ltd. ADR                                        400         39,216
Nidec Corp. ADR                                              290         16,168
Nintendo Co. Ltd. ADR                                      2,640         26,716
Nippon Telegraph & Telephone Corp. ADR                     4,750         80,655
Nissan Motor Co. Ltd. ADR                                  4,070         54,172
Nomura Holdings, Inc. ADR                                  6,740         69,624
NTT DoCoMo, Inc. ADR                                       4,770         89,962
Olympus Optical Co. Ltd. ADR                               1,690         26,209
ORIX Corp. ADR                                             1,600         42,000
Pioneer Corp. ADR                                          1,460         30,295
Ricoh Co. Ltd. ADR                                         1,130         88,290
Sanyo Electric Co. Ltd. ADR                                1,720         23,547
Sharp Corp. ADR                                            3,440         33,942
Shiseido Co. Ltd. ADR                                      1,760         17,247
Sony Corp. ADR                                             2,450         86,069
TDK Corp. ADR                                                650         24,908
Toyota Motor Corp. ADR                                     3,250        146,087
Wacoal Corp. ADR                                           1,290         47,730
                                                                   ------------
                                                                      1,601,198
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
MEXICO (0.77%)
Telefonos de Mexico SA de CV ADR                             310   $      9,213
Telefonos de Mexico SA de CV ADR                             870         25,187
Wal-Mart de Mexico SA de CV ADR                            1,820         44,250
                                                                   ------------
                                                                         78,650
                                                                   ------------

NETHERLANDS (8.23%)
ABN Amro Holding NV ADR                                    6,360         93,174
Aegon NV                                                   3,180         24,009
Akzo Nobel NV ADR                                          2,710         54,336
Equant NV ADR *                                            2,030         31,384
Gucci Group NV                                               120         11,437
ING Groep NV ADR                                           6,590         76,905
Koninklijke Ahold NV ADR                                   2,400          8,016
Koninklijke Philips Electronics NV                         4,130         64,387
Reed Elsevier NV ADR                                       2,240         45,786
Royal Dutch Petroleum Co.                                  5,350        218,013
Royal KPN NV ADR                                           3,910         25,415
TPG NV ADR                                                 2,660         39,927
Unilever NV                                                1,730        102,831
VNU NV ADR                                                 1,140         28,959
Wolters Kluwer NV ADR                                      1,320         14,836
                                                                   ------------
                                                                        839,415
                                                                   ------------

NEW ZEALAND (0.68%)
Telecom Corp of New Zealand Ltd. ADR                       3,540         69,561
                                                                   ------------

NORWAY (0.83%)
Norsk Hydro ASA ADR                                        2,230         84,718
                                                                   ------------

PORTUGAL (0.90%)
Banco Comercial Portugues SA ADR                           2,030         15,529
Electricidade de Portugal SA ADR                           4,400         76,120
                                                                   ------------
                                                                         91,649
                                                                   ------------

SINGAPORE (0.56%)
DBS Group Holdings Ltd. ADR                                1,690         35,233
United Overseas Bank Ltd. ADR                              1,920         22,407
                                                                   ------------
                                                                         57,640
                                                                   ------------

SOUTH AFRICA (0.26%)
Anglo American Platinum Corp. Ltd. ADR                       450         13,321
Impala Platinum Holdings Ltd. ADR                            530         13,501
                                                                   ------------
                                                                         26,822
                                                                   ------------

SOUTH KOREA (0.29%)
POSCO ADR                                                  1,520         29,944
                                                                   ------------

SPAIN (3.54%)
Banco Bilbao Vizcaya Argentaria SA ADR                     9,310         77,459
Banco Santander Central Hispano SA ADR                     5,480         34,853
Endesa SA ADR                                              5,220         63,423
Repsol YPF SA ADR                                          4,250         60,945
Telefonica SA ADR                                          4,427        124,177
                                                                   ------------
                                                                        360,857
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
SWEDEN (1.53%)
Electrolux AB ADR                                            700   $     22,302
SKF AB ADR                                                   920         23,451
Svenska Cellulosa AB ADR                                   1,220         38,489
Tele2 AB ADR *                                               380         11,267
Telefonaktiebolaget LM Ericsson ADR                        2,880         18,317
Volvo AB ADR                                               2,370         41,854
                                                                   ------------
                                                                        155,680
                                                                   ------------

SWITZERLAND (8.86%)
Ciba Specialty Chemicals AG ADR                            1,850         60,051
Compagnie Fianciere Richemont AG ADR                       2,490         33,993
Converium Holding AG ADR                                   1,690         35,490
Credit Suisse Group ADR                                    5,030         87,421
Logitech International SA ADR *                              370         11,003
Novartis AG ADR                                            8,650        320,569
Roche Holding AG ADR                                       2,800        167,610
STMicroelectronics NV                                      1,790         33,831
Swiss Reinsurance ADR                                      1,660         81,436
Swisscom AG ADR                                            1,640         50,004
Syngenta AG ADR                                            2,530         23,149
                                                                   ------------
                                                                        904,557
                                                                   ------------

TOTAL COMMON STOCK (COST $10,716,564)                                 9,986,734
                                                                   ------------

PREFERRED STOCK (1.10%)
Abbey National Plc                                           850         21,896
Barclays Bank Plc                                            750         70,928
Premier Farnell Plc ADR                                    3,860         18,885
                                                                   ------------
TOTAL PREFERRED STOCK (COST 111,951)                                    111,709
                                                                   ------------


     TOTAL INVESTMENTS (COST $10,828,515) (98.96%)                   10,098,443
     OTHER ASSETS IN EXCESS OF LIABILITIES (1.04%)                      106,476
                                                                   ------------
     NET ASSETS (100%)                                             $ 10,204,919
                                                                   ============

Cost for federal income tax at March 31, 2003 was $11,072,389 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                                 $     98,871
     Gross unrealized depreciation                                   (1,072,817)
                                                                   ------------
     Net unrealized appreciation                                   $   (973,946)
                                                                   ============

* Non-income producing investment
  ADR - American depository receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                   SHORT-TERM BOND      BOND         LARGE CAP       SMALL CAP     INTERNATIONAL
                                                         FUND           FUND        EQUITY FUND     EQUITY FUND         FUND
                                                     ------------   ------------    ------------    ------------    ------------
ASSETS:
     Investments, at value (identified cost
        $45,203,885, $58,223,021, $84,763,388,
        $21,214,238 and $10,828,515, respectively)
        (Note 2)                                     $ 45,676,450   $ 62,288,787    $ 60,734,476    $ 17,465,126    $ 10,098,443
     Receivables:
         Investments sold                                      --             --              --          34,638       3,191,452
         Fund Share sold                                  269,000        158,640         259,965          61,149         490,515
         Collateral for securities loaned,
            at fair value (Note 8)                      8,777,000             --       1,697,188       1,438,464         961,411
         Dividends and interest                           499,521        689,000          70,790          14,713          69,353
     Prepaid expenses                                       3,904          5,576           8,521           5,069           4,095
                                                     ------------   ------------    ------------    ------------    ------------
                Total assets                           55,225,875     63,142,003      62,770,940      19,019,159      14,815,269
                                                     ------------   ------------    ------------    ------------    ------------

LIABILITIES:
    Payables:
         Fund Share                                  $  6,325,179   $     90,450    $     25,801    $        427    $    460,668
         Investments purchased                                 --      2,313,671              --              --              --
         12b-1 fees                                           223          8,709           6,843           2,108           1,329
         Due to Custodian                                   1,367            983           3,582           2,339       3,176,926
         Due to Advisor                                     6,749         11,243          11,392           3,272           2,662
         Accrued expenses                                  12,739         25,208          25,408          18,806           7,354
         Payables upon return of securities
            loaned (Note 8)                             8,777,000             --       1,697,188       1,438,464         961,411
                                                     ------------   ------------    ------------    ------------    ------------
                Total liabilities                      15,123,257      2,450,264       1,770,214       1,465,416       4,610,350
                                                     ------------   ------------    ------------    ------------    ------------

NET ASSETS                                           $ 40,102,618   $ 60,691,739    $ 61,000,726    $ 17,553,743    $ 10,204,919
                                                     ============   ============    ============    ============    ============

NET ASSETS CONSIST OF:
    Paid-in Capital                                  $ 39,367,116   $ 57,419,886    $ 93,382,030    $ 22,277,648    $ 26,215,809
    Undistributed net investment income                    15,593         45,409           5,053           3,075          14,473
    Undistributed realized gain (loss)
       on investments                                     247,344       (839,322)     (8,357,445)       (977,868)    (15,297,635)
    Net unrealized appreciation (depreciation) on:
          Investments                                     472,565      4,065,766     (24,028,912)     (3,749,112)       (730,072)
          Translation of assets and liabilities in
             foreign currencies                                --             --              --              --           2,344
                                                     ------------   ------------    ------------    ------------    ------------


NET ASSETS                                           $ 40,102,618   $ 60,691,739    $ 61,000,726    $ 17,553,743    $ 10,204,919
                                                     ============   ============    ============    ============    ============

CLASS A SHARES (NOTE 1):
    Net assets for 23,067, 1,675,031, 1,810,301,
       494,992 and 423,239 shares outstanding,
       respectively                                  $    591,866   $ 43,449,604    $ 35,493,558    $ 10,942,807    $  6,078,518

    Net asset value, offering and redemption
       price per Class A Share                       $      25.66   $      25.94    $      19.61    $      22.11    $      14.36

CLASS C SHARES (NOTE 1):
    Net assets for 1,540,885, 662,096, 1,295,097,
       297,271 and 285,915 shares outstanding,
       respectively                                  $ 39,510,752   $ 17,242,135    $ 25,507,168    $  6,610,936    $  4,126,401

    Net asset value, offering and redemption
       price per Class C share                       $      25.64   $      26.04    $      19.70    $      22.24    $      14.43

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED MARCH 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                     SHORT-TERM BOND       BOND         LARGE CAP       SMALL CAP     INTERNATIONAL
                                                           FUND            FUND        EQUITY FUND     EQUITY FUND         FUND
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
    Interest                                           $    557,140    $  1,669,429    $      2,840    $      1,594    $     11,391
    Dividends (net of foreign taxes withheld of
       $9,270 for the International Fund)                        --              --         689,285         127,763         168,165
    Other income                                              4,178           2,310           1,120           6,432             407
                                                       ------------    ------------    ------------    ------------    ------------
               Total Investment Income                      561,318       1,671,739         693,245         135,789         179,963
                                                       ------------    ------------    ------------    ------------    ------------

EXPENSES:
    Investment advisory fees (Note 4)                        24,155          48,369          57,938          21,655          15,958
    Administration fee (Note 4)                              12,141          24,184          28,969          10,828           7,863
    Accounting fee                                           16,592          21,672          21,571          11,705          11,284
    Custodian fees                                            3,551           6,834           9,351              --          28,348
    Transfer agency fees                                        387              --           1,798              --           3,136
    Distribution fees - Class A (Note 5)                        523          47,575          40,334          12,644           6,927
    Trustee expense                                           3,343           6,669           7,970           2,967           2,180
    Audit fees                                                4,546          13,364          13,559           6,618             282
    Legal fees                                                1,229          38,302           1,964             404             827
    Consulting fees                                           3,745           6,848           8,215           5,057           2,771
    Pricing fees                                              1,623           6,482           9,878           3,892           4,475
    Registration fees                                         7,802           8,360          11,195           8,764           7,443
    Reports to shareholders                                   2,909          10,212           6,523           1,044           1,675
    Other                                                     6,149          14,591          16,248             605           6,199
                                                       ------------    ------------    ------------    ------------    ------------
          Total expenses                                     88,695         253,462         235,513          86,183          99,368
                                                       ------------    ------------    ------------    ------------    ------------

    Net investment income                                   472,623       1,418,277         457,732          49,606          80,595
                                                       ------------    ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
    Net realized gain (loss) on:
          Investments                                       247,342       2,345,833     (44,289,820)     (7,217,465)    (28,294,383)
          Foreign currency transactions                          --              --              --              --       4,480,194
    Net unrealized appreciation (depreciation)
       during the period on:
          Investments                                      (223,720)     (3,030,819)     58,269,867      10,039,356      27,015,917
          Translation of assets and liabilities
             in foreign currencies                               --              --              --              --            (972)
                                                       ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments and
       foreign currency                                      23,622        (684,986)     13,980,047       2,821,891       3,200,757
                                                       ------------    ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    496,245    $    733,291    $ 14,437,779    $  2,871,497    $  3,281,351
                                                       ============    ============    ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                 SHORT-TERM BOND        BOND          LARGE CAP        SMALL CAP      INTERNATIONAL
For the Period Ended March 31, 2003 (Unaudited)        FUND             FUND         EQUITY FUND      EQUITY FUND         FUND
                                                  -------------    -------------    -------------    -------------    -------------
Decrease in Net Assets
Operations:
     Net investment income                        $     472,623    $   1,418,277    $     457,732    $      49,606    $      80,595
     Net realized gain (loss) on:
          Investments                                   247,342        2,345,833      (44,289,820)      (7,217,465)     (28,294,383)
          Foreign currency transacions                       --               --               --               --        4,480,194
     Net unrealized appreciation (depreciation)
        during the period on:
          Investments                                  (223,720)      (3,030,819)      58,269,867       10,039,356       27,015,917
          Translation of assets and liabilities in
             foreign currencies                              --               --               --               --             (972)
                                                  -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   resulting from operations                            496,245          733,291       14,437,779        2,871,497        3,281,351
                                                  -------------    -------------    -------------    -------------    -------------

Distributions to shareholders from:
     Net investment income
          Class A                                        (6,456)      (1,010,863)        (264,454)         (26,756)         (16,043)
          Class C                                      (467,855)        (428,397)        (243,927)         (19,775)         (50,079)
     Net realized gain
          Class A                                        (2,512)              --               --         (395,330)              --
          Class C                                      (259,990)              --               --       (2,809,844)              --
                                                  -------------    -------------    -------------    -------------    -------------
Total Distributions                                    (736,813)      (1,439,260)        (508,381)      (3,251,705)         (66,122)
                                                  -------------    -------------    -------------    -------------    -------------

Increase (decrease) in net assets from Fund
   share transactions (Note 6)                        9,099,077      (42,220,746)    (100,530,670)     (56,906,696)     (45,502,504)
                                                  -------------    -------------    -------------    -------------    -------------

Decrease in net assets                                8,858,509      (42,926,715)     (86,601,272)     (57,286,904)     (42,287,275)

NET ASSETS:
     Beginning of period                             31,244,109      103,618,454      147,601,998       74,840,647       52,492,194
                                                  -------------    -------------    -------------    -------------    -------------
     End of period                                $  40,102,618    $  60,691,739    $  61,000,726    $  17,553,743    $  10,204,919
                                                  =============    =============    =============    =============    =============

FOR THE YEAR ENDED SEPTEMBER 30, 2002
Decrease in Net Assets
Operations:
     Net investment income                        $   1,231,833    $   4,928,753    $   2,054,256    $     335,464    $     855,735
     Net realized gain (loss) on:
          Investments                                   427,020         (179,060)      (6,763,721)       3,100,912       (4,842,401)
          Foreign currency transacions                       --               --               --               --          (15,253)
     Net unrealized appreciation (depreciation)
        during the period on:
          Investments                                  (248,068)       3,763,191      (34,656,222)      (4,659,728)      (5,562,731)
          Translation of assets and liabilities
             in foreign currencies                           --               --               --               --            2,697
                                                  -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   resulting from operations                          1,410,785        8,512,884      (39,365,687)      (1,223,352)      (9,561,953)
                                                  -------------    -------------    -------------    -------------    -------------

Distributions to shareholders from:
     Net investment income
          Class A                                        (6,649)      (1,251,843)        (256,054)         (19,905)         (60,005)
          Class C                                    (1,231,151)      (3,676,231)      (1,756,926)        (330,356)        (817,192)
     Net realized gain
          Class A                                            --               --         (108,714)        (726,705)              --
          Class C                                            --               --         (750,522)      (8,579,316)              --
                                                  -------------    -------------    -------------    -------------    -------------
Total Distributions                                  (1,237,800)      (4,928,074)      (2,872,216)      (9,656,282)        (877,197)
                                                  -------------    -------------    -------------    -------------    -------------

Increase (decrease) in net assets from
   Fund share transactions (Note 6)                   2,814,789        8,215,349       16,873,655        9,923,456        1,130,790
                                                  -------------    -------------    -------------    -------------    -------------

Decrease in net assets                                2,987,774       11,800,159      (25,364,248)        (956,178)      (9,308,360)

NET ASSETS:
     Beginning of period                             28,256,335       91,818,295      172,966,246       75,796,825       61,800,554
                                                  -------------    -------------    -------------    -------------    -------------
     End of period                                $  31,244,109    $ 103,618,454    $ 147,601,998    $  74,840,647    $  52,492,194
                                                  =============    =============    =============    =============    =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS A
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year  For the Period
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    25.87     $    25.66     $    24.70     $    24.68     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.34           1.04 *         1.14           1.35 *         0.68
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions          0.03           0.13 *         1.21          (0.05)*        (0.23)
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                0.37           1.17           2.35           1.30           0.45
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.36)         (0.96)         (1.39)         (1.28)         (0.77)
     From net realized capital gain                           (0.22)            --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.58)         (0.96)         (1.39)         (1.28)         (0.77)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    25.66     $    25.87     $    25.66     $    24.70     $    24.68
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   1.47%          4.68%          9.74%          5.42%          1.84%

Ratios of expenses to average net assets:
     before fee waivers                                        0.80% 1        0.81%          0.74%          0.72%          0.79% 1
     after fee waivers                                         0.80% 1        0.81%          0.74%          0.72%          0.61% 1
Ratios of net investment income to average net assets:
     before fee waivers                                        2.94% 1        4.04%          5.32%          5.25%          4.34% 1
     after fee waivers                                         2.94% 1        4.04%          5.32%          5.25%          4.52% 1

Portfolio turnover rate                                       72.61%         27.77%         36.76%         55.28%         47.85%
Net assets, end of period                                $  591,866     $  292,996     $  497,078     $   26,583     $      727

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS C
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year  For the Period
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    25.85     $    25.70     $    24.74     $    24.72     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.38           1.09           1.44           1.35           0.80
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions          0.02           0.15           0.97             --          (0.30)
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                0.40           1.24           2.41           1.35           0.50
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.39)         (1.09)         (1.45)         (1.33)         (0.78)
     From net realized capital gain                           (0.22)            --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.61)         (1.09)         (1.45)         (1.33)         (0.78)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    25.64     $    25.85     $    25.70     $    24.74     $    24.72
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   1.58%          4.97%          9.98%          5.63%          2.05%

Ratios of expenses to average net assets:
     before fee waivers                                        0.55% 1        0.56%          0.49%          0.47%          0.54% 1
     after fee waivers                                         0.55% 1        0.56%          0.49%          0.47%          0.36% 1
Ratios of net investment income to average net assets:
     before fee waivers                                        3.49% 1        4.29%          5.57%          5.50%          4.59% 1
     after fee waivers                                         3.49% 1        4.29%          5.57%          5.50%          4.77% 1

Portfolio turnover rate                                       72.61%         27.77%         36.76%         55.28%         47.85%
Net assets, end of period                                $39,510,752    $30,951,113    $27,759,257    $28,913,208    $25,927,109

1 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                       BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS A
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)

NET ASSET VALUE - BEGINNING OF PERIOD                    $    25.91     $    25.08     $    23.51     $    23.36     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.55 *         1.31           1.33           1.27 *         1.06
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions          0.14 *         0.81           1.57           0.11 *        (1.57)
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                0.69           2.12           2.90           1.38          (0.51)
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.66)         (1.29)         (1.33)         (1.23)         (1.13)
     From net realized capital gain                              --             --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.66)         (1.29)         (1.33)         (1.23)         (1.13)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    25.94     $    25.91     $    25.08     $    23.51     $    23.36
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   2.73%          8.76%         12.56%          6.08%         (2.04)%

Ratios of expenses to average net assets:
     before fee waivers                                        0.89% 1        0.67%          0.64%          0.66%          0.62%
     after fee waivers                                         0.89% 1        0.67%          0.64%          0.66%          0.62%
Ratios of net investment income to average net assets:
     before fee waivers                                        4.29% 1        5.10%          5.39%          5.31%          4.69%
     after fee waivers                                         4.29% 1        5.10%          5.39%          5.31%          4.69%

Portfolio turnover rate                                       20.40%          5.09%          8.94%         25.64%         17.09%
Net assets, end of period                                $43,449,604    $33,961,123    $17,461,376    $6,521,024     $    8,466

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                       BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS C
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    25.99     $    25.16     $    23.57     $    23.40     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                   0.59 *           1.38         1.38 *           1.30           1.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions        0.15 *           0.80         1.59 *           0.14          (1.62)
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                0.74           2.18           2.97           1.44          (0.46)
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.69)         (1.35)         (1.38)         (1.27)         (1.14)
     From net realized capital gain                              --             --             --             --             --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.69)         (1.35)         (1.38)         (1.27)         (1.14)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    26.04     $    25.99     $    25.16     $    23.57     $    23.40
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   2.92%          8.98%         12.86%          6.34%         (1.83)%

Ratios of expenses to average net assets:
     before fee waivers                                        0.64% 1        0.42%          0.39%          0.41%          0.37%
     after fee waivers                                         0.64% 1        0.42%          0.39%          0.41%          0.37%
Ratios of net investment income to average net assets:
     before fee waivers                                        4.54% 1        5.35%          5.64%          5.56%          4.94%
     after fee waivers                                         4.54% 1        5.35%          5.64%          5.56%          4.94%

Portfolio turnover rate                                       20.04%          5.09%          8.94%         25.64%         17.09%
Net assets, end of period                                $17,242,135    $69,657,331    $74,356,919    $72,055,471    $60,335,227

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS A
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    18.76     $    24.08     $    34.49     $    31.75     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                   0.12 *         0.23 *         0.19 *         0.16 *           0.22
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions        0.88 *          (5.20)*        (9.10)*       3.68 *           6.80
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                1.00          (4.97)         (8.91)          3.84           7.02
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.15)         (0.23)         (0.20)         (0.22)         (0.27)
     From net realized capital gain                              --          (0.12)         (1.30)         (0.88)            --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.15)         (0.35)         (1.50)         (1.10)         (0.27)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    19.61     $    18.76     $    24.08     $    34.49     $    31.75
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   5.31%        (20.97)%       (26.64)%        12.07%         28.10%

Ratios of expenses to average net assets:
     before fee waivers                                        0.76% 1        0.64%          0.62%          0.63%          0.63%
     after fee waivers                                         0.76% 1        0.64%          0.62%          0.63%          0.63%
Ratios of net investment income to average net assets:
     before fee waivers                                        1.03% 1        0.89%          0.66%          0.54%          0.74%
     after fee waivers                                         1.03% 1        0.89%          0.66%          0.54%          0.74%

Portfolio turnover rate                                       17.38%          9.76%         12.70%         36.64%        142.56%
Net assets, end of period                                $35,493,558    $26,477,099    $19,301,451    $10,619,367    $   99,888

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS C
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)

NET ASSET VALUE - BEGINNING OF PERIOD                    $    18.82     $    24.15     $    34.57     $    31.79     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                   0.12 *         0.28 *         0.27 *           0.26           0.30
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions        0.92 *          (5.22)*        (9.13)*         3.67           6.79
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations                1.04          (4.94)         (8.86)          3.93           7.09
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.16)         (0.27)         (0.26)         (0.27)         (0.30)
     From net realized capital gain                              --          (0.12)         (1.30)         (0.88)            --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.16)         (0.39)         (1.56)         (1.15)         (0.30)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    19.70     $    18.82     $    24.15     $    34.57     $    31.79
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   5.52%        (20.80)%       (26.42)%        12.34%         28.35%

Ratios of expenses to average net assets:
     before fee waivers                                        0.51% 1        0.39%          0.37%          0.38%          0.38%
     after fee waivers                                         0.51% 1        0.39%          0.37%          0.38%          0.38%
Ratios of net investment income to average net assets:
     before fee waivers                                        1.28% 1        1.14%          0.91%          0.79%          0.99%
     after fee waivers                                         1.28% 1        1.14%          0.91%          0.79%          0.99%

Portfolio turnover rate                                       17.38%          9.76%         12.70%         36.64%        142.56%
Net assets, end of period                                $25,507,168   $121,124,899   $153,664,795   $187,806,297   $132,381,985

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS A
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    23.40     $    26.51     $    34.52     $    29.17     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.03           0.05         0.05 *           0.01           0.14
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions         (0.27)          0.09          (3.82)*         6.94           4.17
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations               (0.24)          0.14          (3.77)          6.95           4.31
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.05)         (0.07)         (0.05)         (0.05)         (0.14)
     From net realized capital gain                           (1.00)         (3.18)         (4.19)         (1.55)            --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (1.05)         (3.25)         (4.24)         (1.60)         (0.14)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    22.11     $    23.40     $    26.51     $    34.52     $    29.17
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                  (1.29)%        (1.66)%       (12.00)%        24.68%         17.27%

Ratios of expenses to average net assets:
     before fee waivers                                        0.76% 1        0.70%          0.69%          0.66%          0.66%
     after fee waivers                                         0.76% 1        0.70%          0.69%          0.66%          0.66%
Ratios of net investment income to average net assets:
     before fee waivers                                        0.18% 1        0.15%          0.14%          0.09%          0.31%
     after fee waivers                                         0.18% 1        0.15%          0.14%          0.09%          0.31%

Portfolio turnover rate                                       16.30%         35.33%         49.43%         53.16%         41.02%
Net assets, end of period                                $10,942,807    $8,989,110     $5,216,136     $2,428,801     $   28,060

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS C
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                    $    23.47     $    26.59     $    34.59     $    29.21     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.11           0.13           0.12           0.11           0.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions         (0.27)          0.07          (3.81)          6.93           4.21
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations               (0.16)          0.20          (3.69)          7.04           4.37
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.07)         (0.14)         (0.12)         (0.11)         (0.16)
     From net realized capital gain                           (1.00)         (3.18)         (4.19)         (1.55)            --
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (1.07)         (3.32)         (4.31)         (1.66)         (0.16)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    22.24     $    23.47     $    26.59     $    34.59     $    29.21
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                  (0.96)%        (1.46)%       (11.75%)        24.98%         17.49%

Ratios of expenses to average net assets:
     before fee waivers                                        0.51% 1        0.45%          0.44%          0.41%          0.41%
     after fee waivers                                         0.51% 1        0.45%          0.44%          0.41%          0.41%
Ratios of net investment income to average net assets:
     before fee waivers                                        0.43% 1        0.40%          0.39%          0.34%          0.56%
     after fee waivers                                         0.43% 1        0.40%          0.39%          0.34%          0.56%

Portfolio turnover rate                                       16.30%         35.33%         49.43%         53.16%         41.02%
Net assets, end of period                                $6,610,936     $65,851,537    $70,580,689    $88,360,329    $67,544,211

1 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                        CLASS A
                                                                                        -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)

NET ASSET VALUE - BEGINNING OF PERIOD                    $    14.55     $    17.62     $    26.03     $    30.54     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.12 *         0.21           0.33 *         1.70 *         0.84
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions         (0.27)*        (3.06)         (8.14)*        (1.64)*         7.00
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations               (0.15)         (2.85)         (7.81)          0.06           7.84
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.04)         (0.22)         (0.37)         (1.14)         (0.92)
     From net realized capital gain                              --             --          (0.23)         (3.43)         (1.38)
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.04)         (0.22)         (0.60)         (4.57)         (2.30)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    14.36     $    14.55     $    17.62     $    26.03     $    30.54
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                  (1.06)%       (16.36)%       (30.39)%        (1.22)%        31.98%

Ratios of expenses to average net assets:
     before fee waivers                                        1.12% 1        0.77%          0.71%          0.71%          0.64%
     after fee waivers                                         1.12% 1        0.77%          0.71%          0.71%          0.64%
Ratios of net investment income to average net assets:
     before fee waivers                                        0.57% 1        1.12%          1.62%          4.44%          3.12%
     after fee waivers                                         0.57% 1        1.12%          1.62%          4.44%          3.12%

Portfolio turnover rate                                      101.65%         29.48%         68.11%         48.13%         52.42%
Net assets, end of period                                $6,078,518     $4,616,210     $3,331,656     $1,748,773     $   10,038

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                         CLASS C
                                                                                         -------

                                                      For the Period   For the Year   For the Year   For the Year   For the Year
                                                           Ended          Ended          Ended          Ended          Ended
                                                          March 31,    September 30,  September 30,  September 30,  September 30,
                                                            2003           2002           2001           2000           1999
                                                         ----------     ----------     ----------     ----------     ----------
                                                        (Unaudited)
                                                                                (Unaudited)

NET ASSET VALUE - BEGINNING OF PERIOD                    $    14.58     $    17.65     $    26.06     $    30.55     $    25.00
                                                         ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                     0.04 *         0.25           0.41           1.37 *         0.99
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions         (0.15)*        (3.07)         (8.17)         (1.24)*         6.91
                                                         ----------     ----------     ----------     ----------     ----------
               Total from investment operations               (0.11)         (2.82)         (7.76)          0.13           7.90
                                                         ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                               (0.04)         (0.25)         (0.42)         (1.19)         (0.97)
     From net realized capital gain                              --             --          (0.23)         (3.43)         (1.38)
                                                         ----------     ----------     ----------     ----------     ----------
               Total distributions                            (0.04)         (0.25)         (0.65)         (4.62)         (2.35)
                                                         ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                          $    14.43     $    14.58     $    17.65     $    26.06     $    30.55
                                                         ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                  (0.73)%       (16.18)%       (30.19)%        (0.98)%        32.23%

Ratios of expenses to average net assets:
     before fee waivers                                        0.87% 1        0.52%          0.46%          0.46%          0.39%
     after fee waivers                                         0.87% 1        0.52%          0.46%          0.46%          0.39%
Ratios of net investment income to average net assets:
     before fee waivers                                        0.82% 1        1.37%          1.87%          4.69%          3.37%
     after fee waivers                                         0.82% 1        1.37%          1.87%          4.69%          3.37%

Portfolio turnover rate                                      101.65%         29.48%         68.11%         48.13%         52.42%
Net assets, end of period                                $4,126,401     $47,875,984    $58,468,898    $72,121,697    $41,838,180

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the
     International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

     In October, 2002, Capstone Social and Ethic Religious Values Fund received a request for a significant redemption from the Funds within the Trust. The Funds exercised their right to pay the redemption proceeds in securities from the Funds' portfolios rather than in cash. On November 5, 2002 the redemption in kind was completed.

     Also, as a result of this redemption the Board of Directors concluded that it was no longer in the best interest of shareholders to continue operation of the Money Market Fund. As of the close of business on November 15, 2002 the Fund was liquidated.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

     The  Short-Term  Bond Fund's  objective  is to provide  current  income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT OBJECTIVES - (CONTINUED)

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Credit Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies and instrumentalities and investment grade corporate obligations having a broad range of maturities.

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance, before expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance, before expenses, of a widely recognized index of small cap equities, which will be specified by the Advisory Committee from time to time. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. As of March 31, 2003 there were no forward exchange contracts outstanding.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit, with its futures broker, cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract, payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of March 31, 2003, there were no future contracts outstanding.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares. All ongoing registration expenses will be paid by the Funds'.

     I.   SECURITY LOANS

          The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

     J.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee.

     The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 2002 to March 31, 2003 were as follows:

                                                     CLASS A                               CLASS C
                                            SHARES            DOLLARS             SHARES            DOLLARS
                                        --------------     --------------     --------------     --------------
     SHORT-TERM BOND FUND:
           Sold                                 12,773     $      328,049          3,003,275     $   77,214,414
           Reinvested                              339              8,666             26,739            684,078
           Redeemed                             (1,368)           (35,169)        (2,686,258)       (69,100,961)
                                        --------------     --------------     --------------     --------------
             Net Increase (decrease)            11,744     $      301,546            343,756     $    8,797,531
                                        ==============     ==============     ==============     ==============

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK - (CONTINUED)

                                                     CLASS A                               CLASS C
                                            SHARES            DOLLARS             SHARES            DOLLARS
                                        --------------     --------------     --------------     --------------
     BOND FUND:
           Sold                                509,235     $   13,138,237          2,017,050     $   52,271,826
           Reinvested                           39,136          1,003,437              8,989            231,324
           Redeemed                           (184,286)        (4,734,996)        (4,043,992)      (104,130,574)
                                        --------------     --------------     --------------     --------------
              Net Increase (decrease)          364,085     $    9,406,678         (2,017,953)    $  (51,627,424)
                                        ==============     ==============     ==============     ==============

     LARGE CAP EQUITY FUND:
           Sold                                437,040     $    8,804,923            212,015     $    4,256,227
           Reinvested                           13,225            264,416              9,393            188,656
           Redeemed                            (51,596)        (1,033,210)        (5,362,236)      (113,011,682)
                                        --------------     --------------     --------------     --------------
              Net Increase                     398,669     $    8,036,129         (5,140,828)    $ (108,566,799)
                                        ==============     ==============     ==============     ==============

     SMALL CAP EQUITY FUND:
           Sold                                117,947     $    2,712,094              6,931     $      160,823
           Reinvested                           17,828            421,524             57,213          1,362,035
           Redeemed                            (24,989)          (577,595)        (2,572,169)       (60,985,577)
                                        --------------     --------------     --------------     --------------
              Net Increase                     110,786     $    2,556,023         (2,508,025)    $  (59,462,719)
                                        ==============     ==============     ==============     ==============

     INTERNATIONAL FUND:
           Sold                                318,958     $    4,790,959         10,129,233     $  152,328,872
           Reinvested                            1,097             16,043              2,972             43,637
           Redeemed                           (214,041)        (3,212,185)       (13,129,014)      (199,469,830)
                                        --------------     --------------     --------------     --------------
              Net Increase (decrease)          106,014     $    1,594,817         (2,996,809)    $  (47,097,321)
                                        ==============     ==============     ==============     ==============

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2001 to September 30, 2002 were as follows:

                                                     CLASS A                               CLASS C
                                            SHARES            DOLLARS             SHARES            DOLLARS
                                        --------------     --------------     --------------     --------------
     SHORT-TERM BOND FUND:
           Sold                                135,690     $    3,491,498            700,102     $   18,077,361
           Reinvested                              223              5,705             43,541          1,110,346
           Redeemed                           (143,963)        (3,707,338)          (626,724)       (16,162,783)
                                        --------------     --------------     --------------     --------------
             Net Increase (decrease)            (8,050)    $     (210,135)           116,919     $    3,024,924
                                        ==============     ==============     ==============     ==============

     BOND FUND:
           Sold                                548,782     $   13,803,903            349,309     $    8,997,268
           Issued in acquisition               108,909          2,669,069            196,392          4,784,036
           Reinvested                           50,097          1,249,941             33,317            830,350
           Redeemed                            (93,095)        (2,320,428)          (854,592)       (21,798,790)
                                        --------------     --------------     --------------     --------------
              Net Increase (decrease)          614,693     $   15,402,485           (275,574)    $   (7,187,136)
                                        ==============     ==============     ==============     ==============

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK - (CONTINUED)

                                                     CLASS A                               CLASS C
                                            SHARES            DOLLARS             SHARES            DOLLARS
                                        --------------     --------------     --------------     --------------
     LARGE CAP EQUITY FUND:
           Sold                                649,445     $   15,564,124            392,766     $    9,385,558
           Reinvested                           15,461            364,096             25,219            621,564
           Redeemed                            (54,673)        (1,278,914)          (344,291)        (7,782,773)
                                        --------------     --------------     --------------     --------------
              Net Increase                     610,233     $   14,649,306             73,694     $    2,224,349
                                        ==============     ==============     ==============     ==============

     SMALL CAP EQUITY FUND:
           Sold                                197,223     $    5,636,173            142,647     $    3,846,713
           Reinvested                           26,231            746,580            139,027          3,984,858
           Redeemed                            (36,007)          (963,697)          (131,018)        (3,327,171)
                                        --------------     --------------     --------------     --------------
              Net Increase                     187,447     $    5,419,056            150,656     $    4,504,400
                                        ==============     ==============     ==============     ==============

     INTERNATIONAL FUND:
           Sold                                170,171     $    3,039,240          2,878,471     $   48,640,619
           Reinvested                            3,503             59,728              3,857             66,242
           Redeemed                            (45,520)          (815,262)        (2,912,713)       (49,859,777)
                                        --------------     --------------     --------------     --------------
              Net Increase (decrease)          128,154     $    2,283,706            (30,385)    $   (1,152,916)
                                        ==============     ==============     ==============     ==============

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Funds for the period ended March 31, 2003 were as follows:

                                                PURCHASES          SALES
                                              ------------     ------------

     Short-Term Bond Fund                     $ 28,138,172     $ 19,267,471
     Bond Fund                                  13,024,076       53,078,527
     Large Cap Equity Fund                      18,258,269      117,435,031
     Small Cap Equity Fund                       5,447,961       65,243,245
     International Fund                         22,268,640       66,675,253

(8)  SECURITIES LENDING

     As of March 31, 2003, each Fund, with the exception of the Bond Fund, had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(8)  SECURITIES LENDING - (CONTINUED)

                                                SECURITIES      COLLATERAL
                                               ------------    ------------

     Short-Term Bond Fund                      $  8,521,133    $  8,777,000
     Large Cap Equity Fund                        1,594,811       1,697,188
     Small Cap Equity Fund                        1,329,616       1,438,464
     International Fund                             917,981         961,411

(9)  TAX MATTERS

     As of September 30, 2002, the components of distributable earnings on a tax basis for each Fund were as follows:

     --------------------------------------------------------------------------
                                UNDISTRIBUTED     UNDISTRIBUTED    UNREALIZED
                               ORDINARY INCOME   LONG-TERM GAIN   APPRECIATION/
                                                                 (DEPRECIATION)
     --------------------------------------------------------------------------
     Short-Term Bond Fund           17,281           262,504          696,285
     --------------------------------------------------------------------------
     Bond Fund                      66,392                --        7,096,585
     --------------------------------------------------------------------------
     Large Cap Equity Fund          55,702                --      (82,324,127)
     --------------------------------------------------------------------------
     Small Cap Equity Fund              --         3,205,175      (14,438,444)
     --------------------------------------------------------------------------
     International Fund                 --                --      (27,745,989)
     --------------------------------------------------------------------------

     Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of September 30, 2002 the Funds had capital loss carryforwards and defferals available for federal income tax purposes as follows:

     -----------------------------------------------------------------------------------------------------
                                           CAPITAL LOSS CARRYFORWARDS EXPIRING                DEFERRED FOR
                                                                                                  TAX
                                  2008            2009            2010            TOTAL         PURPOSES
     -----------------------------------------------------------------------------------------------------
     Bond Fund                $  (134,468)    $  (448,959)    $   (47,131)    $  (630,558)    $  (131,929)
     -----------------------------------------------------------------------------------------------------
     Large Cap Equity Fund             --              --      (1,366,325)     (1,366,325)     (6,347,884)
     -----------------------------------------------------------------------------------------------------
     Small Cap Equity Fund             --              --              --              --        (649,976)
     -----------------------------------------------------------------------------------------------------
     International Fund                --      (1,659,946)     (4,755,155)     (6,415,101)     (4,799,700)
     -----------------------------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(10) DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid for the period ending March 31, 2003 and the years ended September 30, 2002 and 2001 were as follows:

     Distributions paid during the period ending March 31, 2003:

     ----------------------------------------------------------------------
                                                                Long Term
                                             Ordinary Income   Capital Gain
     ----------------------------------------------------------------------
     Short-Term Bond Fund                      $    474,311    $    262,502
     ----------------------------------------------------------------------
     Bond Fund                                    1,439,260              --
     ----------------------------------------------------------------------
     Large Cap Equity Fund                          508,381              --
     ----------------------------------------------------------------------
     Small Cap Equity Fund                           46,531       3,205,174
     ----------------------------------------------------------------------
     International Fund                              66,122              --
     ----------------------------------------------------------------------

     Distributions paid during the year ended September 30, 2002:

     ----------------------------------------------------------------------
                                                                Long Term
                                             Ordinary Income   Capital Gain
     ----------------------------------------------------------------------
     Short-Term Bond Fund                         1,237,800         859,236
     ----------------------------------------------------------------------
     Bond Fund                                    4,928,074              --
     ----------------------------------------------------------------------
     Large Cap Equity Fund                        2,012,980              --
     ----------------------------------------------------------------------
     Small Cap Equity Fund                        1,097,633       8,558,649
     ----------------------------------------------------------------------
     International Fund                             877,197              --
     ----------------------------------------------------------------------

     Distributions paid during the year ended September 30, 2001:

     ----------------------------------------------------------------------
                                                                Long Term
                                             Ordinary Income   Capital Gain
     ----------------------------------------------------------------------
     Short-Term Bond Fund                         1,526,107              --
     ----------------------------------------------------------------------
     Bond Fund                                    4,907,265              --
     ----------------------------------------------------------------------
     Large Cap Equity Fund                        2,922,298       6,360,700
     ----------------------------------------------------------------------
     Small Cap Equity Fund                        1,642,543       9,862,298
     ----------------------------------------------------------------------
     International Fund                           1,702,886         431,460
     ----------------------------------------------------------------------

(11) RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Large Cap, Small Cap and International Funds have recorded capital gain (loss) reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed capital gains (accumulated losses) during the period on a tax basis which is considered to be more informative to the shareholder. As of March 31, 2003, the Funds recorded the following reclassifications to increase (decrease) the Funds listed below:

     ---------------------------------------------------------------------------
                                             Net realized gain
                                           (Accumulated losses)  Paid-in Capital
     ---------------------------------------------------------------------------
     Bond Fund                                  (2,422,668)         2,422,668
     ---------------------------------------------------------------------------
     Large Cap Equity Fund                      43,646,584        (43,646,584)
     ---------------------------------------------------------------------------
     Small Cap Equity Fund                       6,889,572         (6,889,572)
     ---------------------------------------------------------------------------
     International Fund                         19,731,356        (19,731,356)
     ---------------------------------------------------------------------------